Securities Act Registration No. [  ]

Investment Company Act Registration No. 811-24005

As filed with the Securities and Exchange Commission on September 27, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ____

☐ Post-Effective Amendment No. ____

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐ Amendment No. ____

THORNBURG ETF TRUST

Registrant’s Exact Name as Specified in its Charter

2300 North Ridgetop Road, Santa Fe, NM 87506

Address of Principal Executive Offices

(Number, Street, City, State, Zip Code)

(505) 984-0200

Registrant’s Telephone
Number, including Area Code

Garrett Thornburg

2300 North Ridgetop Road, Santa Fe, NM 87506

Name and Address (Number, Street, City, State,
Zip Code) of Agent for Service

With a copy to:

Jeremy C. Smith

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 11036

Approximate Date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THORNBURG ETF TRUST

PROSPECTUS

[DATE]

ETF	EXCHANGE TICKER SYMBOL	PRINCIPAL U.S. TRADING MARKET
Thornburg Core Plus Bond ETF	[ ]	[ ]
Thornburg Flexible Bond ETF	[ ]	[ ]
Thornburg International Core Equity ETF	[ ]	[ ]
Thornburg International Growth ETF	[ ]	[ ]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARIES

THORNBURG CORE PLUS BOND ETF

Investment Objective

The Thornburg Core Plus Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses*	[0.00]%
Total Annual Fund Operating Expenses	[ ]%

* “Other Expenses” is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would, based on estimated Fund expenses, be:

1 Year	3 Years
[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

Thornburg Investment Management, Inc. (“Thornburg” or the “Adviser”), the Fund’s investment adviser, actively manages the Fund’s portfolio in pursuing the Fund’s investment objective. Under normal conditions, the Fund invests at least 80% of its net assets in debt obligations or investments that provide exposure to such debt obligations. The Fund may invest up to 25% of its net assets in debt obligations which, at the time of purchase, are rated by a nationally recognized statistical rating organization as below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, are issued by obligors which Thornburg determines to have comparable below investment grade obligations outstanding or to be comparable to obligors with outstanding below investment grade obligations.

The Fund may invest in obligations of foreign or domestic issuers, but expects to invest primarily in obligations of domestic issuers under normal circumstances. The Fund may invest in debt obligations denominated in foreign currencies, but expects to invest principally in obligations denominated in U.S. dollars. The Fund may not, at the time of purchase, invest more than 25% of its net assets in debt obligations denominated in foreign currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars. The Fund does not expect to invest, at the time of purchase, more than 15% of its net assets in debt obligations issued by issuers in emerging markets, also known as developing countries. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

There is no limitation on the duration or maturity of any specific debt obligation the Fund may purchase. While Thornburg has broad discretion to modify the Fund’s duration within a wide range, Thornburg will generally seek to construct a portfolio of investments with a dollar-weighted average duration that falls within two years of the dollar-weighted average duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index. The duration of the Fund’s portfolio may vary significantly from time to time, and may be outside the stated range at any time. Duration is a measure of estimated sensitivity to interest rate changes, and a debt obligation or a portfolio of obligations with a higher duration will typically be more sensitive to interest rate changes than an obligation or a portfolio with a lower duration. Duration is commonly expressed as a number, which is the expected percentage change in an obligation’s price upon a 1% change in interest rates. For example, an obligation with a duration of 0.5 would be expected to change in price by approximately 0.5% in response to a 1% change in interest rates.

While the Fund may invest in debt obligations of any type, the Fund will typically invest in the following types of debt obligations:

■	corporate debt obligations from domestic and foreign issuers (including developing markets) of any market capitalization;

■	below investment grade obligations (sometimes called “junk” bonds or “high yield” bonds);

■	obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities;

■	mortgage-backed and asset-backed securities, including residential or commercial mortgage-backed securities, or collateralized mortgage obligations, issued by agencies of the U.S. government or issued by private entities; and

■	bank loans, loan assignments, loan participants and similar obligations.

Thornburg seeks to achieve the Fund’s investment objective by allocating actively among various market sectors in the fixed income markets, such as those listed above, and through security selection within the selected market sectors. Thornburg expects to allocate the Fund’s assets across various fixed income market sectors in response to changing market, financial, economic, and other factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The Fund may invest significantly in one or more sectors, and may at times invest primarily in a single sector, such as asset-backed securities or mortgage-backed securities of private issuers.

Each of the Fund’s investments is determined by individual issuer and industry analysis, including Thornburg’s evaluation of domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for debt obligations.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment objective. Because the Fund seeks total return, consisting of income and capital appreciation, while also managing risk, the Fund may not obtain the highest yields available.

The Fund’s policy of investing at least 80% of its net assets in debt obligations may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

Principal Risks

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

■	New and Smaller Sized Fund Risk. The Fund is new and has no operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller exchange traded funds (“ETFs”) will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.

■	Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of Thornburg in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

■	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

-	The Fund’s shares are listed for trading on [ ] (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV.

-	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

-	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

-	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

■	Credit Risk. If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations and the Fund’s investment may decline. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, ratings downgrades and liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government and may have a greater exposure to credit risk.

■	High Yield Risk. Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

■	Interest Rate Risk. When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

■	Prepayment and Extension Risk. When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

■	Structured Products Risk. Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage-backed securities and in CMOs, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or CMO), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

■	Foreign Currency Risk. Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

■	Foreign Investment Risk. Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Market and Economic Risk. The value of the Fund’s investments may decline due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, and legal developments, and developments affecting specific issuers.

■	Risks Affecting Specific Issuers. The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

■	Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

■	Derivatives Risk. The Fund’s investments in futures contracts, options, swaps, forward contracts, and other derivative instruments involve the risks associated with the securities or other assets underlying those derivatives, and may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives and difficulties in valuing derivatives.

■	Cybersecurity and Operational Risk. Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants, or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free [ ] or visiting [https://www.thornburg.com].

Management

Investment Adviser: Thornburg Investment Management, Inc.

Portfolio Managers: Lon Erickson, CFA and Christian Hoffmann, CFA.

Purchase and Sale of Shares

The Fund will issue and redeem shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at [https://www.thornburg.com].

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or [ ], the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial representative to recommend the Fund over another investment. Ask your individual financial representative or visit your financial intermediary’s website for more information.

THORNBURG FLEXIBLE BOND ETF

Investment Objective

The Thornburg Flexible Bond ETF (the “Fund”) seeks total return, consisting of income and capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses*	[0.00]%
Total Annual Fund Operating Expenses	[ ]%

* “Other Expenses” is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would, based on estimated Fund expenses, be:

1 Year	3 Years
[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund pursues its investment objective by investing in a broad range of income-producing investments from throughout the world, primarily including debt obligations. The Fund expects, under normal conditions, to invest a majority of its assets in the debt obligations described below.

The Fund may invest in debt obligations of any kind, of any quality, and of any maturity. The Fund expects, under normal conditions, to select a majority of its investments from among the following types of debt obligations:

■	bonds and other debt obligations issued by domestic and foreign companies of any size;

■	below investment grade obligations (sometimes called “junk” bonds or “high yield” bonds);

■	mortgage-backed securities and other asset-backed securities of private issuers, including commercial mortgage-backed securities;

■	obligations issued by foreign governments (including developing countries);

■	collateralized mortgage obligations (“CMOs”), collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”);

■	obligations of the U.S. government and its agencies and sponsored enterprises;

■	bank loans, loan assignments, loan participants and similar obligations;

■	structured notes;

■	zero coupon bonds and “stripped” securities;

■	taxable municipal obligations and participations in municipal obligations; and

■	convertible debt obligations.

The Fund’s investment adviser, Thornburg, seeks to achieve the Fund’s investment objective by allocating actively among various market sectors in the fixed income markets, such as those listed above, and through security selection within the selected market sectors. Thornburg expects to allocate the Fund’s assets across various fixed income market sectors in response to changing market, financial, economic, and other factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The Fund may invest significantly in one or more sectors, and may at times invest primarily in a single sector, such as asset-backed securities or mortgage-backed securities of private issuers.

Thornburg monitors the duration of the Fund’s portfolio to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. Thornburg seeks to manage the Fund’s duration based on Thornburg’s view of, among other things, future interest rates and market conditions. The Fund may use derivative instruments of any kind, including U.S. Treasury futures contracts, to manage the Fund’s duration. While Thornburg has broad discretion to modify the Fund’s duration within a wide range, Thornburg will typically seek to construct an investment portfolio for the Fund with a dollar-weighted average effective duration of one to five years. The effective duration of the Fund’s portfolio may vary significantly from time to time, and may be outside the stated range at any time. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by Thornburg and may vary significantly from time to time.

The Fund may invest in obligations of any credit quality and, depending on market conditions and Thornburg’s investment outlook, expects, under normal circumstances, to have approximately 35% of its investments in obligations rated below investment grade (sometimes called “junk” bonds or “high yield” bonds) or, if unrated, obligations of issuers which Thornburg determines to have comparable below investment grade obligations outstanding or obligations of comparable credit quality to obligors with outstanding below investment grade obligations. The Fund’s exposure to such bonds may vary significantly over time based on Thornburg’s views of market conditions, and may, at times, represent less than 35% or 50% or more of the Fund’s investments.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For example, the Fund may use futures contracts and options on futures contracts, in order to gain efficient long or short investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect long or short exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; and total return swaps and credit derivatives (such as credit default swaps), put and call options, and exchange-traded and structured notes, to take indirect long or short positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and analysis of specific issuers. The Fund may not, at the time of purchase, invest more than 25% of its net assets in debt obligations denominated in foreign currencies, but this limitation does not apply to debt obligations issued by foreign issuers and denominated in U.S. dollars.

The Fund ordinarily acquires and holds securities for investment rather than for realization of gains by short-term trading on market fluctuations. However, it may sell an investment prior to its scheduled maturity date to enhance income or reduce loss, to change the portfolio’s average duration or average maturity, to pursue other investment opportunities, in response to changes in the conditions or business of the investment’s issuer or changes in overall market conditions, or if, in Thornburg’s opinion, the investment no longer serves to achieve the Fund’s investment objective. Because the Fund seeks total return, consisting of income and capital appreciation, while also managing risk, the Fund may not obtain the highest yields available.

Under normal conditions, the Fund invests at least 80% of its net assets in debt obligations, income-producing instruments, or investments that provide exposure to debt obligations or income-producing instruments. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

Principal Risks

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

■	New and Smaller Sized Fund Risk. The Fund is new and has no operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.

■	Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of Thornburg, in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

■	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

-	The Fund’s shares are listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV.

-	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

-	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

-	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

■	Credit Risk. If obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations and the Fund’s investment may decline. Because the ability of an issuer of a lower-rated or unrated obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated obligation, lower-rated and unrated obligations are generally more vulnerable than higher- rated obligations to default, ratings downgrades and liquidity risk. Debt obligations backed by so-called “subprime” mortgages may also be subject to a greater risk of default or downgrade. Debt obligations issued by the U.S. government or its agencies, instrumentalities and government sponsored enterprises are also subject to credit risk. Securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury obligations, are commonly regarded as having small exposure to credit risk. Obligations of certain U.S. agencies, instrumentalities and enterprises (sometimes referred to as “agency obligations”) are not direct obligations of the U.S. government, may not be backed by the full faith and credit of the U.S. government and may have a greater exposure to credit risk.

■	High Yield Risk. Debt obligations that are rated below investment grade and unrated obligations of similar credit quality (commonly referred to as “junk” or “high yield” bonds) may have a substantial risk of loss. These obligations are generally considered to be speculative with respect to the issuer’s ability to pay interest and principal when due. These obligations may be subject to greater price volatility than investment grade obligations, and their prices may decline significantly in periods of general economic difficulty or in response to adverse publicity, changes in investor perceptions or other factors. These obligations may also be subject to greater liquidity risk.

■	Interest Rate Risk. When interest rates increase, the value of the Fund’s investments may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term obligations. This effect is also typically more pronounced for mortgage- and other asset-backed securities, the value of which may fluctuate more significantly in response to interest rate changes. When interest rates decrease, the Fund’s dividends may decline.

■	Prepayment and Extension Risk. When market interest rates decline, certain debt obligations held by the Fund may be repaid more quickly than anticipated, requiring the Fund to reinvest the proceeds of those repayments in obligations which bear a lower interest rate. Conversely, when market interest rates increase, certain debt obligations held by the Fund may be repaid more slowly than anticipated, causing assets of the Fund to remain invested in relatively lower yielding obligations. These risks may be more pronounced for the Fund’s investments in mortgage-backed and asset-backed securities.

■	Structured Products Risk. Investments in securities that are backed by, or represent interests in, an underlying pool of securities or other assets, including investments in mortgage- and asset-backed securities and in collateralized mortgage obligations and collateralized debt obligations, involve the risks associated with the underlying assets (e.g., the risk of default by mortgagors whose mortgages are included in a mortgage-backed security or collateralized mortgage obligation), and may also involve different or greater risks, including the risk that distributions from the underlying assets will be inadequate to make interest or other payments to the Fund, the risk that the issuer of the securities will fail to administer the underlying assets properly or become insolvent, and the risk that the securities will be less liquid than other Fund investments.

■	Foreign Currency Risk. Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

■	Foreign Investment Risk. Investments in the debt obligations of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. In addition, some foreign government debt obligations may be subject to default, delays in payment, adverse legislation or government action, or could be downgraded by ratings agencies. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Market and Economic Risk. The value of the Fund’s investments may decline due to changes in general economic and market conditions. This effect is typically more pronounced for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds), the value of which may fluctuate more significantly in response to poor economic growth or other changes in market conditions, political, economic, and legal developments, and developments affecting specific issuers.

■	Risks Affecting Specific Issuers. The value of a debt obligation may decline in response to developments affecting the specific issuer of the obligation or security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

■	Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices. The market for lower-rated and unrated debt obligations (including particularly “junk” or “high yield” bonds) and debt obligations backed by so-called “subprime” mortgages may be less liquid than the market for other obligations, making it difficult for the Fund to value its investment in a lower-rated or unrated obligation or to sell the investment in a timely manner or at an acceptable price.

■	Derivatives Risk. The Fund’s investments in futures contracts, options, swaps, forward contracts, and other derivative instruments involve the risks associated with the securities or other assets underlying those derivatives, and may involve risks different or greater than the risks affecting the underlying assets, including the inability or unwillingness of the other party to a derivative to perform its obligations to the Fund, the Fund’s inability or delays in selling or closing positions in derivatives and difficulties in valuing derivatives.

■	Cybersecurity and Operational Risk. Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants, or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free [ ] or visiting [https://www.thornburg.com].

Management

Investment Adviser: Thornburg Investment Management, Inc.

Portfolio Managers: Lon Erickson, CFA, Christian Hoffmann, CFA and Ali Hassan, CFA, FRM.

Purchase and Sale of Shares

The Fund will issue and redeem shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at [https://www.thornburg.com].

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial representative to recommend the Fund over another investment. Ask your individual financial representative or visit your financial intermediary’s website for more information.

THORNBURG INTERNATIONAL CORE EQUITY ETF

Investment Objective

The Thornburg International Core Equity ETF (the “Fund”) seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses*	[0.00]%
Total Annual Fund Operating Expenses	[ ]%

* “Other Expenses” is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would, based on estimated Fund expenses, be:

1 Year	3 Years
[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund invests primarily in common stocks of non-U.S. developed market companies and in depositary receipts associated with such stocks. Under normal conditions, the Fund will invest at least 80% of its net assets in common stocks, depositary receipts, or investments that provide exposure to them. As used herein, the term “net assets” includes the amount of any borrowings made by the Fund for investment purposes.

Thornburg, the Fund’s investment adviser, intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but expects to invest primarily in the large capitalization range of publicly traded companies.

There is no limit on the number of securities the Fund may hold at any time, but Thornburg expects to seek to construct a focused portfolio of 50 to 55 issuers under normal circumstances that is diversified across countries and sectors. However, the Fund may hold more or fewer issuers than the range stated above at any time.

The Fund’s investments are determined by individual issuer and industry analysis, primarily using a bottom-up fundamental analysis. Investment decisions are based also on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

The Fund may invest primarily, and potentially entirely, in equity securities denominated in foreign currencies. The Fund may utilize derivative instruments, such as currency forwards, to hedge its exposure in any investment into U.S. dollars or other currencies.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

The Fund’s 80% policy stated above may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Principal Risks

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

■	New and Smaller Sized Fund Risk. The Fund is new and has no operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.

■	Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of Thornburg, in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

■	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

-	The Fund’s shares are listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV.

-	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

-	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

-	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

■	Equity Risk. The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

■	Market and Economic Risk. The value of the Fund’s investments may decline due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

■	Risks Affecting Specific Issuers. The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

■	Risks Affecting Specific Countries or Regions. If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the value of an investment in the Fund may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the value of an investment in a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

■	Focused Investment Risk. A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

■	Foreign Investment Risk. Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Foreign Currency Risk. Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

■	Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

■	Cybersecurity and Operational Risk. Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free [ ] or visiting [https://www.thornburg.com].

Management

Investment Adviser: Thornburg Investment Management, Inc.

Portfolio Managers: Lei Wang, CFA and Matt Burdett.

Purchase and Sale of Shares

The Fund will issue and redeem shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at [https://www.thornburg.com].

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial representative to recommend the Fund over another investment. Ask your individual financial representative or visit your financial intermediary’s website for more information.

THORNBURG INTERNATIONAL GROWTH ETF

Investment Objective

The Thornburg International Growth ETF (the “Fund”) seeks long-term capital growth. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Other Expenses*	[0.00]%
Total Annual Fund Operating Expenses	[ ]%

* “Other Expenses” is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would, based on estimated Fund expenses, be:

1 Year	3 Years
[ ]	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. Because the Fund had not commenced operations prior to the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year end is not yet available.

Principal Investment Strategies

The Fund expects to invest primarily in equity securities or depositary receipts of non-U.S. developed market issuers selected for their growth potential.

Thornburg, the Fund’s investment adviser, intends to invest in companies that it believes have growth characteristics, such as growing revenues and earnings or the prospect for such growth in revenues or earnings. The Fund can invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

There is no limit on the number of securities the Fund may hold at any time, but Thornburg expects to seek to construct a focused portfolio of between 35 and 50 issuers under normal circumstances that is diversified across countries and sectors. However, the Fund may hold more or fewer issuers at any time.

There is no limit on the amount of the Fund that may be invested in securities of foreign issuers.

The Fund’s investments are determined by individual issuer and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for securities, and analysis of specific issuers.

In conjunction with individual issuer analysis, Thornburg may identify and invest at times with a greater emphasis in industries or economic sectors it expects to experience growth. This approach may at times produce a greater emphasis on investment in certain industries or economic sectors, such as technology, financial services, healthcare or biotechnology. The Fund does not have a strategy to invest in any particular industry or economic sectors, and its exposures to particular industries or economic sectors are expected to vary over time. Investment decisions are also based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, and the supply and demand for securities.

The Fund may invest primarily, and potentially entirely, in equity securities denominated in foreign currencies. The Fund may utilize derivative instruments, such as currency forwards, to hedge its exposure in any investment into U.S. dollars or other currencies.

The Fund is classified as a non-diversified fund and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company.

Principal Risks

As with any investment, you could lose all or a substantial part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

■	New and Smaller Sized Fund Risk. The Fund is new and has no operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.

■	Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of Thornburg, in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

■	ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

-	The Fund’s shares are listed for trading on the Exchange and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV.

-	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

-	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

-	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

■	Equity Risk. The value of the Fund’s equity investments may fluctuate significantly over time in response to factors affecting individual issuers, particular industries, or the market as a whole. Additionally, common stock ranks below preferred stock and debt securities in claims for dividends and for assets of a company in a liquidation or bankruptcy.

■	Small and Mid-Cap Company Risk. Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

■	Market and Economic Risk. The value of the Fund’s investments may decline due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

■	Risks Affecting Specific Issuers. The value of a security may decline in response to developments affecting the specific issuer of the security, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

■	Risks Affecting Specific Countries or Regions. If a significant portion of the Fund’s assets is invested in issuers that are economically exposed to one country or region, the value of an investment in the Fund may be more susceptible to the conditions and developments in that country or region, and potentially more volatile than the value of an investment in a more geographically diversified fund. A specific country or region could also be adversely affected by conditions or developments arising in other countries. For example, the U.S. government could take actions to prohibit or restrict individuals or companies within the U.S. from purchasing or holding the shares of issuers in another country, which may limit the Fund’s ability to invest in that country or cause the Fund to have to sell investments in that country at less than desired prices. The nature and degree of the risks affecting a given country or region, and the extent of the Fund’s exposure to any such country or region, is expected to vary over time.

■	Focused Investment Risk. A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

■	Foreign Investment Risk. Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Foreign Currency Risk. Fluctuations in currency exchange rates can adversely affect the value of the Fund’s foreign investments. Such fluctuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls.

■	Liquidity Risk. Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

■	Cybersecurity and Operational Risk. Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Performance

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

When available, updated performance information can be obtained by calling toll-free [ ] or visiting [https://www.thornburg.com].

Management

Investment Adviser: Thornburg Investment Management, Inc.

Portfolio Managers: Sean Koung Sun, CFA, Nicholas Anderson, CFA and Emily Leveille, CFA.

Purchase and Sale of Shares

The Fund will issue and redeem shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at [https://www.thornburg.com].

Tax Information

The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through such tax-advantaged plans may be taxed upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its Advisor or Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial representative to recommend the Fund over another investment. Ask your individual financial representative or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION

Investment Objectives and Strategies and Related Risks

Each Fund’s investment objective and principal strategies are described in the “Summaries” above. The principal strategies are the strategies that each Fund’s Adviser believes are most likely to be important in trying to achieve such Fund’s investment objective. The investment profile of each Fund may vary over time, depending on various factors. Please note that each Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (the “SAI”).

This section provides additional information about some of the securities and other practices in which the Fund may engage, along with their associated risks.

Investing in Stocks and Other Equity Securities

Equity securities include common stocks, preferred stocks, convertible securities, warrants, sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), partnership interests (including interests in master limited partnerships, private equity firms, and other public and private issuers organized as partnerships), shares in exchange traded funds (“ETFs”) and other investment companies, and publicly traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Other equity securities similarly represent ownership interests in corporations or other entities. See also “Investing in Other Investment Companies,” below.

Thornburg International Core Equity ETF (“International Equity ETF”) and Thornburg International Growth ETF (“International Growth ETF”) may invest in the equity securities of companies that generally operate in industries deemed to be mature as they are older, larger industries with slowing rates of growth, or in industries considered cyclical because their performance is generally correlated to economic business cycles. The stock prices of such securities also tend to be more sensitive to changes in outside factors such as interest rates or inflation, and may exhibit higher volatility in earnings and cash flow versus securities categorized in the other two categories.

The International Equity ETF and International Growth ETF may also invest in issuers the securities of which typically exhibit one or more of the following characteristics: predictable growth; predictable profitability; predictable cash flow; or predictable levels of dividends. These securities also tend to operate in relatively stable industries, and their stock prices tend to be less sensitive to changes in outside factors such as changes in interest rates or inflation.

The International Equity ETF and International Growth ETF may also invest in securities issuers that operate in industries which are newer or less established than issuers in the other two categories discussed above, or may offer a product or service that is relatively new for the industry in which the issuer operates, or for which fewer competing products or services exists. Because they operate in newer industries or are positioned competitively relative to their peers, these issuers have the potential to grow at an above average rate through increases in revenues, profits, or cash flows faster than the other categories of issuers. There is no limitation on the percentage of the assets of each of International Equity ETF and International Growth ETF which shall be invested in equity securities within each of those categories, and the allocation of the assets of each of International Equity ETF and International Growth ETF across these three categories is expected to vary over time.

International Equity ETF and International Growth ETF may invest in securities of issuers that generally often have leadership positions in growing markets. In some cases these companies may have dominant market share. These companies tend to be larger and more established. The issuers of these securities generally exhibit steady earnings or revenue growth, or both. These companies may have subscription or other recurring revenue profiles. Given their business models, these companies may outperform in weak markets. Other securities that International Equity ETF and International Growth ETF may invest in are those issued by companies that address a new market or carve out a niche in an existing market. Companies in this category may experience rapid growth, and tend to be smaller, earlier stage companies. These companies may exhibit high volatility. Finally, International Equity ETF and International Growth ETF may also invest in securities of issuers that are generally at the early stages of growth and usually possess highly innovative or differentiated products and services, but they may require substantial additional time or investment to capitalize on market opportunities and achieve profitability.

General Risks of Equity Securities. Although equity markets have a history of long-term growth in value, the values of equity securities fluctuate significantly over short and intermediate time periods, and could fluctuate significantly over longer periods, in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific companies in which the Funds may invest. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. From time to time, a Fund may seek to invest in a company’s equity securities through an initial public offering (“IPO”). There can be no assurance that a Fund will have continued access to profitable IPOs and, as a Fund’s assets grow, the impact of that Fund’s investments in IPOs on the performance of the Fund may decline.

Market and Economic Risks Affecting Equity Securities. Some adverse conditions have a broader impact and may affect entire economies, markets or industries. A general decline in economic conditions, in the United States or abroad, or the impacts of government policies or broader financial and market conditions may adversely affect securities valuations of companies in which a Fund has invested, even if the businesses of those companies are not adversely affected. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth through monetary policies including reduced or increased interest rates, may at times affect the prices of a range of financial assets, which could negatively impact Fund performance. In recent years, the U.S. Federal Reserve has reversed many of its monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

All countries are vulnerable economically to the impact of a public health crisis, such as the novel virus known as COVID-19. Such crises may depress consumer demand, disrupt supply chains, slow economic growth, and potentially lead to market closures, travel restrictions, government-imposed shutdowns, and quarantines, all of which could adversely affect the economies of many of the markets in which the Funds invest, and which could in turn lead to declines in the value of the Funds’ investments or decrease the liquidity of those investments.

Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.

In general, foreign countries, companies, or individuals may become subject to economic sanctions or other government restrictions, which can negatively impact the value or liquidity of Fund’s investments. In addition, sanctions and similar measures can result in downgrades in credit ratings of the sanctioned country or companies located in or economically exposed to the sanctioned country or company, devaluation of the sanctioned country’s currency, and increased market volatility and disruption in the sanctioned country and throughout the world. A Fund may be prohibited from investing in securities issued by companies subject to such restrictions, and sanctions or other similar measures can significantly delay or prevent the settlement of securities transactions.

Risks Affecting Specific Companies. Other adverse developments may affect only specific companies, even if the overall economy or industry is unaffected. Adverse developments affecting a specific company may include management changes, hostile takeovers, weather or other catastrophe, competition from other firms or products, obsolescence of the company’s products, labor difficulties, increases in costs or declines in the prices the company obtains for its services or products and other factors. Any one or more of these adverse conditions may result in significant declines in the value of equity securities held by the Funds, and in some instances, a company in which a Fund has invested could become bankrupt, causing a loss of the Fund’s entire investment in the company.

Risks of Investing in Small and Mid-Cap Companies. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. Also, small- and mid-capitalization companies may perform poorly during times of economic stress.

Information Technology Securities Risk. Because the information technology sector is often subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, and developments in emerging wireless transmission technologies, the stock prices of companies in the sector may be more volatile than the overall market. Compared to companies in other sectors, information technology companies may also face more intense competition, be more dependent on consumer and business acceptance and compatibility with other products as new technologies evolve and older products become obsolete, and may be more heavily dependent on intellectual property rights, the impairment or inability to enforce those rights, and regulatory approval for protection of patents. These factors are likely to be even more significant for smaller, less-seasoned information technology companies, which may have more limited personnel, financial resources, and product lines.

Risks of Investing in Depositary Receipts. ADRs, EDRs, and GDRs are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs, or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs, and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. Certain countries may limit the ability to convert a depositary receipt into the underlying foreign security and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Moreover, EDRs and GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar denominated (see “Investing in Equity Foreign Securities and Debt Obligations; Foreign Currency Risks” below).

Certain depositary receipts in which a Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt.

Risks of Investing in Publicly Traded Real Estate Investment Trusts (“REITs”). Publicly traded REITs are pooled investment vehicles in which ownership interests are publicly traded, and which invest in real estate or real estate-related companies. Types of publicly traded REITs in which certain Funds may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Investments in REITs are subject to risks affecting real estate investments generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate). In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risks that the REIT will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, or maintain its exemption from registration under the 1940 Act.

Limited Number of Portfolio Holdings. International Equity ETF and International Growth ETF may invest in the equity securities of fewer issuers than is typical of other equity funds if Thornburg believes that doing so is more likely to assist the Fund in pursuing its investment objective. To the extent a Fund invests its assets in fewer issuers than other funds, the Fund’s net asset value may increase or decrease more in response to a change in the value of one of the Fund’s portfolio holdings than if the Fund invested in a larger number of issuers.

Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a rate of interest, and must repay the amount borrowed at maturity. Some debt obligations have interest rates that are fixed over the life of the obligation. Other debt obligations, commonly referred to as “floating rate” obligations, have interest rates that reset periodically prior to maturity based on a specific index or reference rate, such as the Secured Overnight Financing Rate. The values and yields of debt obligations are dependent upon a variety of factors, including general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Values of debt obligations held by the Funds change daily, depending upon various factors, including interest rates, credit quality and factors affecting specific issuers, and general market and economic conditions. There are a wide variety of debt obligations available for investment. Specific types of debt obligation, and the principal risks associated with investment in those types of obligation, are summarized below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” and “Investing in Structured Products.”

General Risks of Investing in Debt Obligations. Debt obligations are subject to a range of risks that may adversely affect the value of debt obligations held by the Funds, including credit risks, market risks, interest rate risks and prepayment and extension risks. These risks are summarized below. Thornburg may not correctly identify conditions that adversely affect the broader economy, markets or industries, or adverse conditions affecting specific issuers in whose obligations the Funds may invest. When debt obligations held by a Fund go into default or otherwise decline in value, the value of the Fund’s shares declines. Additional risks that may adversely affect specific types of debt obligations are discussed below under the captions “Investing in Foreign Equity Securities and Debt Obligations,” “Investing in Municipal Obligations,” Investing in U.S. Government Obligations,” “Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments,” “Investing in Other Asset-Backed Securities,” and “Investing in Structured Products.”

Credit and Specific Issuer Risks. Investments in debt obligations are subject to the risk that the issuer of the obligation will become bankrupt or otherwise unable to pay some or all of the amounts due under its debt obligations, or delay paying principal or interest when due. Debt obligations are typically subject to the provisions of bankruptcy, insolvency and other laws that limit or reduce the rights of persons or entities such as the Funds who own debt obligations, preventing or delaying owners of debt obligations from receiving payment of amounts due under the debt obligations, or reducing the amounts they can collect. The credit risk is generally more pronounced for lower-quality debt obligations, and generally less pronounced for investment grade obligations. Debt obligations of smaller corporate or public issuers may be subject to greater credit risk, for the reasons described below under the caption “Risks of Investing in Debt Obligations of Small- and Mid-Cap Companies,” and obligations of foreign issuers are subject to the additional risks affecting foreign investments, described below under the caption “Investing in Foreign Equity Securities and Debt Obligations.” Debt obligations are often rated as to credit quality by one or more nationally recognized statistical rating organizations (“NRSROs”). NRSROs are ratings agencies that have been registered with the Securities and Exchange Commission and are generally accepted in the financial markets as recognized providers of credible and reliable credit ratings.

The determination of a debt obligation’s credit rating is applied at the time that the Fund purchases the debt obligation. A Fund is not prohibited from continuing to hold a debt obligation whose rating is reduced after the Fund’s purchase, including debt obligations whose ratings are reduced to below investment grade, even if continuing to hold such an obligation would cause the total percentage of the Fund’s net assets invested in below investment grade obligations to exceed a specified percentage of its assets. If a debt obligation’s rating is reduced, the obligation may decline in value. See also “Risks Affecting Lower Quality Debt Securities,” below.

Interest Rate Risk Affecting Debt Obligations. The market value of debt obligations varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. In particular, when interest rates increase, the market value of debt obligations may decrease. Prices of intermediate or longer-term debt obligations are relatively more sensitive to changing interest rates than shorter-term debt obligations, and increases in interest rates generally will have more adverse effect on a Fund’s share value when it holds intermediate or longer maturity obligations. Additionally, investments in floating rate obligations include the risk that the obligation’s interest rate may reset to a lower level of interest during the period of a Fund’s investment.

Prepayment and Extension Risk Affecting Certain Debt Obligations. Some debt obligations permit the issuer to pay the debt before final maturity. The rate at which issuers repay those debts before final maturity may be affected by changes in market interest rates. When market interest rates decline, the issuers of certain debt obligations may repay those obligations more quickly than anticipated in order to replace those obligations with obligations that bear the lower prevailing rates. In that event, a Fund may have to reinvest the proceeds of those repayments in obligations which bear the lower prevailing rates, resulting in a lower yield to the Fund. Conversely, when market interest rates increase, the issuers of certain debt obligations may repay those obligations more slowly than anticipated. In that event, Fund assets would remain invested in those obligations, and the Fund may be unable to invest to the same extent in obligations which bear the higher prevailing rates.

Risks of Investing in Debt Obligations of Small and Mid-Cap Companies. Smaller, less seasoned companies are subject to generally higher investment risks. Small-capitalization and mid-capitalization companies may have risks resulting from limited product lines, earlier stages of development and lack of well-established businesses, more limited access to markets or financial resources, greater vulnerability to competition and market risks and fluctuations, more limited management expertise and resources, and have more limited financing and capital. There also may be less available information respecting these companies. As a result of those characteristics, small- and mid-capitalization companies may perform poorly during times of economic stress, and debt obligations issued by such companies may be subject to higher risk that the issuer is unable to meet principal and interest payments on its obligations.

Market, Economic, and Liquidity Risks Affecting Debt Obligations. In addition to other conditions that may adversely affect the value of debt obligations, general economic and market conditions may reduce the value of debt obligations held by the Funds, even if the issuers of those obligations remain financially sound or otherwise able to pay their obligations when due. Similarly, adverse conditions in the markets in which debt obligations are traded may reduce the liquidity of debt obligations held by the Funds, making it difficult to sell those obligations (and therefore reducing the values of those obligations), and reducing the ability of the Funds to obtain reliable prices for debt obligations they hold. In response to the financial crisis which began in 2008, the U.S. Federal Reserve and certain other central banks implemented a number of monetary policies intended to support financial markets, the effects of which were generally to reduce market interest rates and to raise the prices of a range of financial assets. In recent years, the U.S. Federal Reserve has eliminated or reduced many of those monetary policies, and other central banks could in the future take similar steps. In recent years the U.S. Federal Reserve has also increased its policy rate, the overnight Federal Funds rate, and additional future increases are possible. Although the effect that an increase in the Federal Funds rate or the further elimination or reduction of other monetary policies may have on financial markets is uncertain, those policy changes may lead to higher interest rates, declines in the prices of financial assets, adverse effects on currency exchange rates, changes in inflation rates, increased market volatility, higher levels of redemptions from certain Funds, or other consequences which may negatively affect global financial markets and the value of the Funds’ investments.

Risks Affecting Lower Quality Debt Securities. A debt obligation’s credit rating reflects the expected ability of the obligation’s issuer to make interest and principal payments over time. Credit ratings are determined by rating organizations such as Moody’s Investors Service (“Moody’s”) and S&P Global Ratings (“S&P”). Debt obligations which are rated within the four highest grades (Baa or BBB or better) by Moody’s or S&P are considered “investment grade” obligations. These debt obligations are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from “extremely strong” to “adequate.” The lowest ratings of the investment grade debt obligations, such as those rated Baa or BBB, may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances compared to more highly rated obligations. Debt obligations that are below investment grade are sometimes referred to as “high-yield” securities or “junk” bonds, and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness, or they may already be in default. The market prices of these high-yield securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions. Changes by rating organizations in the rating assigned to a particular debt obligation may affect the value of that obligation, and in particular, a reduction in a debt obligation’s rating may reduce the value of the obligation. Ratings assigned by a rating organization do not reflect absolute standards of credit quality, and an issuer’s current financial condition may be better or worse than a rating indicates.

Additional Risks Affecting Convertible Debt Obligations. Convertible debt obligations may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that the Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that the Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock.

Additional Risks Affecting Zero Coupon Bonds and Stripped Securities. Zero coupon bonds are corporate or government-issued debt obligations that do not provide for periodic or “coupon” payments of interest, and that are issued at a substantial discount to their face value. The buyer of a zero coupon bond realizes a stated rate of return determined by the gradual accretion in the value of the security. A “stripped” security is a debt obligation that has been transformed into a zero coupon bond by creating a separate, new security comprised of the separate income component of the debt obligation (commonly referred to as an “income only” or “I/O” security) or the separate principal component of the debt obligation (commonly referred to as a “principal only” or “P/O” security).

Because zero coupon bonds do not provide for periodic payments of interest, their value is generally more volatile than the value of a comparable, interest-paying bond. A Fund may also have to recognize income on the bond and make distributions to shareholders before it has received any cash payments on the bond. To generate the cash necessary to satisfy such distributions, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the proceeds from the sale of Fund shares.

Investing in Foreign Equity Securities and Debt Obligations

Investments in foreign equity securities, debt obligations and other investment instruments are subject to the same risks that affect investments in equity securities and debt obligations in the United States. Additionally, foreign investments are subject to other risks which are summarized below.

Identifying Foreign Investments. Unless a Fund’s principal investment strategies state otherwise, investments are considered “foreign” or having been made “outside the United States” if at the time the investment is made by a Fund the issuer of the investment is domiciled outside the United States, or the issuer is determined by Thornburg to be tied economically to a country other than the United States. Thornburg considers the following material factors in determining if an investment is tied economically to one or more countries other than the United States: (i) whether the issuer is included in a benchmark index intended to measure the performance of markets outside the United States (e.g., the MSCI All Country World ex USA Index); (ii) whether the issuer is organized or headquartered in a non-United States country or maintains most of its assets in one or more such countries; (iii) whether the issuer has a primary listing for its equity securities on a stock exchange of a non-U.S. country; or (iv) whether the issuer derives a majority of its profits, revenues, sales, or income from one or more non-U.S. countries. For this purpose, an issuer of a security may be considered tied economically to a country outside the United States even if it also has significant economic exposures to the United States. In addition, the application of these factors is inevitably complex and not precise in certain respects, companies may be economically tied to a number of countries (including the United States), and different persons may evaluate these factors differently and reach different conclusions as to whether or not a given issuer or its securities would be considered foreign or tied economically to countries other than the United States. See also “Developing Country Risk” below for a discussion of factors that Thornburg considers in determining if an investment by the Fund is an investment in a developing country.

General Risks Affecting Foreign Investments. Foreign investments may be subject to greater political risk, including expropriation or nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, trade protections, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for a Fund’s investments could be subject to unfavorable judicial or administrative decisions or changes. Accounting and investment disclosure standards may be different or less reliable. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. The economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors. Different equity and debt markets may behave differently from each other, and in particular, foreign markets may move in different directions from each other and United States markets. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Foreign Currency Risks. Foreign investments, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Fluctuations in currency valuations may occur for a number of reasons, including market and economic conditions, or a government’s decision to devalue its currency or impose currency controls. Thornburg may seek to hedge foreign currency risks, but its hedging strategies may not be successful, or its judgments not to use hedging strategies may not correctly anticipate actual conditions and result in loss or higher costs to a Fund. Furthermore, any hedging strategy that Thornburg pursues, such as the use of currency forward contracts, may involve additional risks. See “Investing with Derivatives,” below.

Developing Country Risks. Certain Funds may invest all or a specified percentage of their net assets developing countries, also known as emerging market countries. For this purpose, Thornburg considers the following material factors in determining if an investment by a Fund is an investment in a developing country: (i) whether the issuer is included in the MSCI Emerging Markets Index; (ii) whether the is issuer is organized or headquartered in a developing country or maintains most of its assets in one or more such countries; (iii) whether the issuer has a primary listing for its equity securities on a stock exchange of an developing country; or (iv) whether the issuer derives a majority of its profits, revenues, sales, or income from one or more developing countries. Currently, Thornburg considers developing countries to include most Central and South American, African, Asian (including the Middle and Near East, and the Indian subcontinent) and Central and Eastern European nations. Foreign investment risks may be more pronounced in developing countries. The economies of developing countries may be less diversified and dependent on one or a few industries, or may be dependent to a greater degree on exports of commodities or manufactured goods. For example, an economy that is dependent upon exports of commodities such as minerals or agricultural products may present increased risks of nationalization or other government interference, unavailability of capital or other resources, price volatility caused by fluctuating demand and competition from other producers of the commodities or substitute commodities. Developing countries often have less developed government institutions and legal systems, limited transportation and communications infrastructure, limited health and social resources, and are located in regions that may be politically unstable and in some locations may be more subject to unusual weather and other natural conditions. Consequently, business operations in those countries may be more vulnerable to corruption and crime, weak or inconsistent regulatory agencies and procedures, transportation and communications delays and disruptions, natural disasters and health and environmental conditions, more limited access to materials and resources and regional political and military events. Investments in developing countries may be particularly vulnerable to fluctuations in market valuations because of the small size of some issuers and the limited size and illiquidity of investments and some markets on which investments are traded, manipulation or speculation in these markets, and inefficiencies in local markets and exchanges. Other significant risks to investments in developing countries include local limitations on ownership by foreign persons, less developed legal protections for investors and the custodians and depositories through which a Fund holds investments in foreign countries, unreliable or limited information about issuers or economic conditions, restrictions on foreign ownership or repatriation of earnings, delays in conducting purchases or sales of investments, high inflation rates, changes in exchange rates and controls, higher costs or limitations on converting foreign currencies, higher national debt levels, and abrupt changes in governmental monetary and fiscal policies.

Risks of Debt Issued by Foreign Governments. Debt obligations may be issued by foreign governments and their agencies and instrumentalities, including the governments of developing countries and “supra-national” entities such as the International Bank for Reconstruction and Development (commonly called the “World Bank”). A Fund’s investments in these foreign debt obligations may be denominated in U.S. dollars or in foreign currencies. These securities, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. The governmental issuers of these debt obligations may be less willing or able than the U.S. to repay principal and interest when due, and may require that the terms for payment be renegotiated. In some countries there may be political instability or insufficient government supervision of markets, and the legal protections for the Fund’s investments could be subject to unfavorable judicial or administrative changes. These risks may be more pronounced for a Fund’s investments in debt obligations issued by developing countries.

Risks Affecting Specific Countries or Regions. From time to time, a portion of the assets of the International Equity ETF and International Growth Fund may be invested in issuers that are economically exposed to one country or region. In that event, the Fund’s share value may be more susceptible to conditions and developments in that country or region and potentially more volatile than the share value of a more geographically diversified fund. In certain cases, investors in issuers from such countries or regions may not have the same transparency into the accounting and governance standards of those issuers as they may have for companies located in the U.S., and as a result it may be more difficult to identify fraudulent practices that may adversely affect a company’s share price. The nature and degree of the risks affecting a given country or region, and the extent of a Fund’s exposure to any such country or region, is expected to vary over time. Fund shareholders can find more information about the countries in which each Fund is invested and the percentage of each Fund’s investment in such countries in the most recent annual and semi-annual reports to shareholders.

Risks Affecting Investments in China. Investments in China involve a number of risks, some of which may be different from, or greater than, risks of investing in other countries or regions. The Chinese economy may be adversely affected if the Chinese government decides not to continue to support economic reform programs or to expand restrictions on foreign investments or the repatriation of capital, if China or its trading partners implement new tariffs or other trade barriers, or in the event of regional conflicts. Chinese issuers have the ability to suspend the trading of their equity securities, which may result in sudden and significant reductions in the liquidity of certain issuers’ shares or increases in the price volatility of those shares or in the broader Chinese securities market. Investments in China may also be subject to the risk of nationalization, expropriation, or confiscation of assets or property by the Chinese government. In certain cases, investors in Chinese issuers may not have the same transparency into the accounting and governance standards of Chinese companies as they may have for companies located in the U.S. or in other foreign countries, and as a result it may be more difficult to identify fraudulent practices that may adversely affect a Chinese company’s share price. Compared with the U.S. equity market, the equity market in mainland China is dominated by retail investors, and the trading patterns of those investors may contribute to a higher degree of market volatility in the Chinese market, especially during periods of market stress. In addition, investments by a Fund in shares which are listed on the stock markets in mainland China and are traded in Chinese renminbi (i.e., Chinese “A-Shares”) are subject to increased risks relating to currency fluctuations, because a Fund may not be able to dispose of its A-shares in a timely manner on days when the markets in mainland China are closed, or because of connectivity problems involving the trading program through which the Fund purchases and sells such A-shares. While these risks are particularly significant for a Fund’s investments in issuers located in the People’s Republic of China, they may also affect a Fund’s investments in issuers located in Hong Kong, Macau, or Taiwan. The nature and degree of the risks affecting China, and a Fund’s exposure to China, is expected to vary over time.

Risks Relating to Brexit. In 2016, the citizens of the United Kingdom voted to leave the European Union (the “EU”). While the United Kingdom’s withdrawal from the EU (commonly referred to as “Brexit”) took effect in 2020, there remains considerable uncertainty regarding Brexit’s ramifications. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, including declines in the prices of financial assets in any or all of those markets, adverse effects on currency exchange rates, increased market volatility, or other consequences which may negatively affect financial markets and the value of the Funds’ investments.

Investing in Municipal Obligations

Municipal debt obligations, which are often called “municipal obligations,” are debt obligations which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations are typically categorized as “general obligation bonds” or “revenue bonds.” General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium, a waste treatment plant, or a hospital. Municipal obligations include notes (including tax exempt commercial paper), bonds, municipal leases and participation interests in these obligations.

General Risks Affecting Municipal Obligations. Municipal obligations are subject to the same risks affecting other debt obligations which are described above. Municipal obligations are consequently subject to credit risk, including default and the provisions of bankruptcy, insolvency and other laws adversely affecting or reducing the rights of creditors. Municipal obligations are also subject to interest rate risk, prepayment and extension risk, market and economic risks, together with additional risks specific to municipal obligations, which are summarized below.

Certain Tax Risks. Many municipal obligations pay interest which is exempt from federal income taxes. Interest which is exempt from federal income tax may, however, be subject to the federal alternative minimum tax or state income taxes. Some municipal obligations pay interest which is subject to both federal and state income taxes. Capital gains and gains from market discount may be subject to federal and state income tax, and may increase the price volatility of municipal obligations when interest rates rise. The Funds do not expect to be eligible to pass through to shareholders the tax-exempt character of interest on municipal obligations.

Risks of Changes in the Law. Municipal obligations may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. Consequently, there is the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be adversely affected.

Loss of Insurance or Downgrade of Insurer’s Credit Rating. Certain municipal obligations in which certain Funds may invest are covered by insurance for the timely payment of principal and interest. Rating organizations separately rate the claims-paying ability of the third party insurers that provide such insurance. To the extent that obligations held by a Fund are insured by an insurer whose claims-paying ability is downgraded by Moody’s or S&P, the value and credit rating of those debt obligations may be adversely affected, and failure of an insurer coupled with a default on an insured debt obligation held by a Fund would result in a loss of some or all of the Fund’s investment in the debt obligation.

Risks of Investment in Municipal Leases. Municipal leases are used by state and local governments to acquire a wide variety of equipment and facilities. Municipal obligations, including lease revenue bonds and certificates of participation, may provide the investor with a proportionate interest in payments made by the governmental issuer on the underlying lease. These municipal lease obligations are typically backed by the government’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include non-appropriation clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. If an issuer stopped making payment on the municipal lease, the obligation held by a Fund would likely lose some or all of its value. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price.

Additional Risks of Investing in a Single-State Fund. To the extent a Fund invests significantly in municipal obligations originating in a single state, the value of the Fund’s shares may be more sensitive to adverse economic or political developments in that state. For additional information respecting the economies of California, New Mexico and New York, and the risks that may affect municipal obligations originating in those states, see the Statement of Additional Information.

Investing in U.S. Government Obligations

United States Government obligations include U.S. Treasury securities such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. government. U.S. government obligations also may include the obligations of agencies or instrumentalities which are often referred to as “agency obligations.”

General Risks of Investing in U.S. Government Obligations. U.S. government obligations are subject to the same risks affecting other debt obligations. Although securities backed by the full faith credit of the U.S. government are commonly regarded as having a small risk of default, it is possible that the U.S. government may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Further obligations that are backed by the full faith and credit of the U.S. government remain subject to the other general risks applicable to debt obligations, such as market risks, liquidity risks, and interest rate risks, and may be subject to ratings downgrades. In August 2023, for example, Fitch Ratings downgraded U.S. government debt obligations from AAA-rated to AA+- rated. Additional information about risks of U.S. government obligations that are not full faith and credit obligations is summarized below.

Risks of Investing in Agency Obligations. U.S. government obligations also include obligations of U.S. government agencies, instrumentalities and government-sponsored enterprises, commonly referred to as “agency obligations.” Some agency obligations are backed by the full faith and credit of the U.S. government, but other agency obligations have no specific backing or only limited support from the agency’s authority to borrow from the U.S. government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies – particularly those with limited credit support or no legally required support from the U.S. government – could default on their obligations or suffer reductions in their credit ratings. In September 2008, the U.S. government placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship overseen by the Federal Housing Finance Agency. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the United States Treasury’s purchase of their stock and Federal Reserve loans, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee.

Investing in Mortgage-Backed Securities, Participation Interests and Other Mortgage-Related Investments

Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, pools of mortgage loans on real property. Mortgage-backed securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Mortgage-backed securities can be backed by either fixed rate or adjustable rate mortgage loans, and some of these securities may be backed by so-called “subprime” mortgages, which are granted to borrowers who, due to their credit history, do not qualify for traditional, prime loans. These securities may be issued by the U.S. government or its agencies and instrumentalities (including, but not limited to, mortgage-backed certificates issued by the Governmental National Mortgage Association (“Ginnie Mae”), Fannie Mae or Freddie Mac or by private issuers. Mortgage-backed securities issued by agencies of the U.S. government may or may not be backed by the full faith and credit of the U.S. government. See “Risks of Investing in Agency Obligations,” above.

Risks Affecting Mortgage-Backed Securities. Mortgage-backed securities are debt obligations, and are subject to the risks that affect debt obligations generally and which may adversely affect the value of mortgage-backed securities held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment risk and extension, and management risk. Because mortgage-backed securities represent interests in underlying mortgages, mortgage-backed securities are subject to the risks associated with those underlying mortgages, including delays or defaults in payments on those mortgages. Subprime mortgages, those securities with limited credit support, or those securities with no legally required support from the U.S. government are more likely to default on their obligations or suffer reductions in their credit ratings. In this regard, see the discussion above respecting “Investing in U.S. Government Obligations.” Mortgage-backed securities issued by private issuers are often supported by some type of insurance or guarantee to enhance the credit of the issuing party. Nonetheless, there is no assurance that the private insurer or guarantor will meet its obligations. Additionally, the trust or other entity that has been organized to administer the pool of mortgages may fail to make distribution payments to investors or otherwise perform poorly.

As with other debt obligations, the market value of mortgage-backed securities varies with changes in prevailing interest rates and changing evaluations of the ability of issuers to meet principal and interest payments. The market value and expected yield of mortgage-backed securities also varies depending on the rate of prepayments on the underlying mortgages. During periods of declining interest rates, more mortgagors can be expected to prepay the remaining principal on their mortgages before the mortgages’ scheduled maturity dates, reducing the value of mortgage-backed securities held by the Fund, and lowering the Fund’s yield as it reinvests the prepayment proceeds at the lower prevailing interest rates. Conversely, during periods of rising interest rates, the rate of prepayment on the underlying mortgages can be expected to slow, and a Fund will not have those additional prepayment proceeds to invest in other securities at the higher prevailing interest rates. Moreover, by increasing the mortgage-backed security’s effective maturity or duration, a slower prepayment rate on the underlying mortgages may increase the volatility of the security’s price in response to further interest rate changes.

Mortgage-backed securities may also include multiple class securities such as collateralized mortgage obligations and real estate mortgage investment conduits. See “Investing in Structured Products,” below, for further discussion of these instruments.

Investing in Other Asset-Backed Securities

Asset-backed securities also may represent interests in pools of assets other than real estate mortgages, such as automobile loans, credit card receivables, student loans, or equipment loans. Interest and principal payments on the underlying loans are passed through to the holders of the asset-backed securities.

Risks of Other Asset-Backed Securities. As with mortgage-backed securities, asset-backed securities are subject to the risks affecting debt obligations generally and which may adversely affect the value of asset-backed securities, held by the Funds, including credit risk, interest rate risk, market and liquidity risks, prepayment and extension risk, and management risk. These securities are subject to the risk of default by the issuer of the security and by the borrowers of the underlying loans in the pool. Because the issuers of asset-backed securities may have a limited practical ability to enforce any lien or security interest on collateral in the case of defaults by borrowers, asset-backed securities may present greater credit risks than mortgage-backed securities. As with mortgage-backed securities, the market value and expected yield of asset-backed securities will vary in response to changes in prevailing interest rates and the rate of prepayment on the underlying loans.

Investing in Structured Products

Structured products include mortgage-backed and asset-backed securities, as described above, and also include investments in collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”). Interests in certain structured products are issued to investors by a trust or other special purpose entity that has been organized to hold an underlying pool of debt obligations. For example, CMOs and REMICs are backed by a pool of U.S. government insured mortgage-backed securities (such as Ginnie Mae certificates) and/or other mortgage loans that are not backed by the U.S. government, CBOs are backed by a pool of fixed income obligations (which may include debt obligations that are rated below investment grade), and CLOs are backed by a pool of loans that may include, among others, domestic and non-subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. Some structured products may be backed by so-called “subprime” mortgages.

CMOs, REMICs, CBOs, CLOs, and CDOs are typically issued in multiple “tranches,” each of which represents a portion or “slice” of the full economic interest in the underlying assets. Each tranche is issued at a specific fixed or floating interest rate and has a final scheduled distribution rate. Principal payments received on the underlying pool of assets are often applied to each tranche in the order of its stated maturity, so that none of the principal payments received in a given period will be distributed to a “junior” tranche until all other, more “senior” tranches are paid in full for that period. The most junior tranche is commonly referred to as the “residual” or “equity” interest.

Risk of Structured Products. An investment in a structured product entails the same risks associated with an investment in the underlying debt obligations, including credit risk, interest-rate risk, market and liquidity risks, prepayment and extension risk, and management risk. Additionally, an investment in this type of product entails the risks that the distributions from the underlying pool of assets may be inadequate to make interest or other payments to an investor, or that the entity which issues the securities and administers the underlying investment pool will fail to make distribution payments, default or otherwise perform poorly. An investment in a junior tranche is subject to a greater risk of depreciation or loss than an investment in a more senior tranche. The market for structured products may also be less liquid than for other debt obligations, making it difficult for a Fund to value its investment or sell the investment in a timely manner or at an acceptable price. Finally, certain structured products may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding the assets directly, which may entail additional risks (see “Investing with Derivatives,” below).

Investing through Short Selling

A short sale involves the sale by a Fund of a security that the Fund does not own. The Fund borrows the security that it intends to sell from a broker or other institution, and at a later date the Fund completes the short sale by purchasing that same security on the open market and delivering it to the lending institution. The Fund is generally required to pay the lender amounts equal to any dividend or interest which accrues on the borrowed security during the period of the loan. The Fund may also be required to pay a premium, fee, or other amount to the lender in exchange for borrowing the security. When it enters into a short sale, the Fund seeks to profit on a decline in the price of the security between the date the Fund borrows the security and the date the Fund purchases the security to deliver it to the lender. If, however, the price of the security increases between those dates, or if the price of the security declines by an amount which is not sufficient to cover the expenses of borrowing the security, the Fund will experience a loss. Funds may use short selling if consistent with the Fund’s investment limitations, and if Thornburg believes that short selling may assist the Fund in pursuing its investment objective.

General Risks of Short Selling. A Fund’s short sale investments may include risks that are different than, and in some respects may exceed, the Fund’s long investments. Because there is no limitation on the amount to which the price of a security may increase between the date that the Fund borrows it from the lender and the date that the Fund must purchase the security on the open market to deliver it to the lender, the losses that the Fund incurs from a short sale are potentially limitless. In contrast, the losses that the Fund may realize on its long positions cannot exceed the total amount of the Fund’s investments in those positions. The lender in a short sale transaction may have a right to require the Fund to return the borrowed securities earlier than scheduled, in which case the Fund may have to purchase the securities on the open market at a time when the securities’ prices are unfavorable. To the extent the Fund is required to deliver collateral to the lender in response to declines in the value of the Fund’s short positions, the Fund may have to sell other securities in its portfolio to meet those collateral requirements. Such sales may not be at favorable prices, or may impede the pursuit of the Fund’s investment strategy.

Investing with Derivatives

Derivative instruments or derivative transactions are financial contracts whose value depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates, and which involve a future payment obligation. Some examples of current forms of derivative instruments include futures contracts, options, forward contracts (including currency forward contracts), swaps, structured notes and credit derivatives (including credit default swaps and certain structured finance arrangements, which are described above in more detail), and short sale borrowing. Reverse repurchase agreements and similar financing transactions, may also be treated by a Fund as a derivative transaction. Under a derivative instrument or transaction, a Fund may be required to make a payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination of the instrument, whether as margin or settlement payment or otherwise. A Fund may exclude from treating as a derivative certain currency or interest rate derivatives, such as currency forwards, that are not used for investment purposes but are instead used to hedge currency or interest rate risks and do not exceed exposure limits. Certain Funds may invest in futures, interest rate swaps, and credit default swaps as a principal investment strategy, and the other Funds may invest as a non-principal investment strategy in those derivatives or in any of the other types of derivative instruments identified above if such investments are consistent with the Fund’s investment limitations, and if Thornburg believes that such investments may assist the Fund in pursuing its investment objective. See the Statement of Additional Information for additional detail respecting the various derivative instruments that each Fund may utilize.

Risks of Investing with Derivatives. The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Fund enters into the derivatives transaction and the date that the Fund closes out that transaction. When a Fund enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price. Changes in the value of the underlying security between the time that the Fund enters into the futures contract and the time the Fund has to purchase or sell the security may cause the Fund to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Fund enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by the Fund, the Fund could end up receiving less interest on its investment than if the Fund had not entered into the swap agreement. When a Fund enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.

The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. Although Thornburg intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

Investing in Other Investment Companies

Subject to percentage limitations imposed by the 1940 Act, and provided such investments are otherwise consistent with the Fund’s investment strategies and limitations, a Fund may invest from time to time in shares of other investment companies, including open-end mutual funds, closed-end mutual funds, business development companies, and other ETFs. Shares in another investment company which are held by a Fund would be subject to the same risks that affect the underlying investments of that other investment company. In addition, because each investment company incurs its own operating expenses, a Fund which invests in another investment company indirectly bears the expenses of that investment company. Those underlying expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Each Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a series of Thornburg Investment Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund, but generally invests in short-term obligations which are determined by Thornburg, the Capital Management Fund’s adviser, to be of high quality, with the objective of seeking current income consistent with liquidity management and safety of capital. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund, as described in the preceding paragraph.

Temporary Defensive Positions

For temporary defensive purposes, including when Thornburg determines it is necessary to meet the liquidity needs of the Fund, each Fund may purchase short-term, highly liquid securities including, but not limited to, time certificates of deposit, short-term U.S. government securities, commercial paper, and repurchase agreements. Because such short-term securities tend to generate lower investment returns compared to longer-term investments, investments in these short-term and other securities for temporary periods could reduce a Fund’s ability to attain its investment objective.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Funds and their service providers as well as the ability of shareholders to transact with the Funds. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Funds or their service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. It is not possible for the Funds or their service providers to identify all of the operational risks that may affect the Funds or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Funds invest are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Funds invest, leading to significant loss of value.

ETF Structure Risks. The Funds are structured as ETFs and are subject to risks related to exchange trading, including:

■	Authorized Participant Concentration Risk. Prior to trading in the secondary market, shares of the Funds are “created” at their NAV pursuant to an agreement between authorized participants (“Authorized Participants”) and [ ] (the “Distributor”). A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for a specified number of shares (“Creation Units”). Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, the Fund’s shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, a Fund could possibly face trading halts and/or delisting from [ ] (the “Exchange”). This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

■	Market Trading Risks.

○	Absence of Active Market. Although shares of the Funds are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares or a Fund’s underlying portfolio securities will develop or be maintained by market makers or Authorized Participants.

○	Secondary Market Trading Risk. Shares of the Funds may trade in the secondary market at times when the Funds do not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Funds accept purchase and redemption orders. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or for other reasons.

Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Fund shares may be loaned, borrowed, pledged or purchased on margin, and certain ETFs have options associated with them. The use of Fund shares in these ways may result in increased volatility and larger premiums and discounts on Fund shares. In addition, trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

○	Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Funds trade on the Exchange at prices at, above or below the Funds’ most recent NAVs. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of a Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of a Fund’s portfolio holdings or NAV. As a result, the trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUNDS’ SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to a Fund’s shares trading at a premium or discount to NAV.

○	Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on the Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price).

The bid-ask spread, which varies over time for shares of a Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

■	Fund Shares Liquidity Risk. Although each Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that a Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in a Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. Accordingly, if such parties do not to perform their functions, this could, such as during times of market stress, in turn, lead to variances between the market price of a Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in a Fund’s shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in a Fund’s shares inadvisable. In addition, trading in a Fund’s shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

■	Redemption Risk. Authorized Participants may from time to time own a substantial amount of Fund shares. These Authorized Participants may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large Authorized Participant or large group of Authorized Participants would not redeem their investment or that the size of a Fund would be maintained. Redemptions of a large number of Fund shares by Authorized Participants may adversely affect a Fund’s liquidity and net assets. To the extent a Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its investors earlier than the Fund otherwise would have. A Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large Authorized Participants transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of a Fund and may, therefore, have a material upward or downward effect on the market price of the shares.

Differences Between Investing in an ETF and a Mutual Fund

Shareholders of each Fund should be aware of certain differences between investing in an ETF, like the Funds, and a mutual fund.

■	Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of each business day. Shares of each Fund, by contrast, cannot be purchased from or redeemed with the Fund except by or through Authorized Participants and then typically for an in-kind basket of securities. In contrast, investors who are not Authorized Participants purchase and sell shares generally for cash on a secondary market at the prevailing market price. In addition, the Fund issues and redeems shares on a continuous basis only in large blocks of shares, typically [10,000] shares, called Creation Units.

■	Exchange Listings. Unlike mutual funds, each Fund’s shares are listed on an exchange and traded in the secondary market in the same manner as other equity securities and ETFs. Investors can purchase and sell individual shares of each Fund only on the secondary market through a broker-dealer. Each Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker-dealers direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares of each Fund.

■	In-Kind Redemptions. Unlike shares of many mutual funds that are only bought and sold at closing NAVs, the shares of each Fund are created and redeemed principally in kind in Creation Units at each day’s market close at the Fund’s NAV and tradable in a secondary market on an intraday basis at prevailing market prices. These in-kind arrangements will potentially mitigate adverse effects on each Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that continuously affect the NAV of a Fund. These transactions may reduce transaction costs borne by each Fund. Moreover, relative to mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, each Fund’s in-kind redemption mechanism is expected to reduce the need to sell portfolio securities to meet redemption requests, and therefore may lessen the taxable gain generated by such sales of portfolio securities. No Fund can predict to what extent, if any, it will redeem its shares in kind rather than in cash; nor can a Fund predict the extent to which any such in kind redemption will reduce the taxable gain recognized in connection therewith. A Fund may still realize gains related to either cash redemptions or rebalancing transactions which may need to be distributed.

Management

Investment Adviser

[The Funds are managed by Thornburg Investment Management, Inc. (“Thornburg”), a registered investment advisor since 1982.

Under the general oversight of the Board of Trustees (the “Board”) of Thornburg ETF Trust (the “Trust”), Thornburg has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Thornburg compensates all Trustees and officers of the Funds who are members of Thornburg’s organization and who render investment services to the Funds. Pursuant to the Investment Advisory Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”). Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate shown in the table below of each Fund’s average daily net assets. The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Investment Advisory Agreement. Thornburg may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time.

ETF	Contractual Annual Management Fee Rate (as a % of the Fund’s average daily net assets
Thornburg Core Plus Bond ETF	[ ]
Thornburg Flexible Bond ETF	[ ]
Thornburg International Core Equity ETF	[ ]
Thornburg International Growth ETF	[ ]

A discussion regarding the considerations of the Board for approving the Investment Advisory Agreement will be included in a Fund’s first Form N-CSR filing.

Pursuant to the Investment Advisory Agreement with respect to each Fund, Thornburg agrees to manage the investment and reinvestment of each Fund’s assets, determine what investments will be purchased, held, sold or exchanged by a Fund and what portion, if any, of the assets of each Fund will be held uninvested and continuously review, supervise and administer the investment program of each Fund. In addition, under the terms of the Investment Advisory Agreement, subject to the general supervision of the Board, Thornburg provides or causes to be furnished all supervisory, administrative, custodial and other services reasonably necessary for the operation of each Fund under the Unified Management Fee, including Thornburg’s own operating and overhead expenses attributable to its duties under the Investment Advisory Agreement (such as salaries, bonuses, rent, office and administrative expenses, depreciation and amortization and auditing expenses).

In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears the following expenses: [the Fund’s ordinary and recurring investment expenses, including all fees and expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs and other transaction expenses), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend and securities lending expenses, acquired fund fees and expenses, taxes and governmental fees, litigation and indemnification (including any advancement) expenses, judgments and expenses not incurred in the ordinary course of the Fund’s business, organizational and offering expenses of the Trust and the Fund, and any expenses which are capitalized in accordance with generally accepted accounting principals.]

Portfolio Managers

Portfolio management at Thornburg is a collaborative process that encourages contributions from across Thornburg’s investment team. Each Fund’s portfolio managers typically act in concert in making investment decisions for the Fund, but any portfolio manager may act alone in making an investment decision. Although each Fund’s named portfolio managers are jointly and primarily responsible for day-to-day management of the Fund’s portfolio, those portfolio managers may be assisted by other members of Thornburg’s investment team, including investment analysts, assistant or associate portfolio managers, and portfolio managers for other investment companies managed by Thornburg.

The portfolio managers of each Fund and information about each such portfolio manager’s recent business experience is included below. Additional information about portfolio managers, including other accounts they manage, the determination of their compensation, and investments they have in the Funds they manage, is included in the SAI.

Thornburg Core Plus Bond ETF

Lon Erickson, CFA and Christian Hoffmann, CFA

[   ]

Thornburg Flexible Bond ETF

Lon Erickson, CFA, Christian Hoffmann, CFA and Ali Hassan, CFA, FRM

[   ]

Thornburg International Core Equity ETF

Lei Wang, CFA and Matt Burdett

[   ]

Thornburg International Growth ETF

Sean Koung Sun, CFA, Nicholas Anderson, CFA and Emily Leveille, CFA

[   ]

Other Service Providers

[[   ] (the “Distributor”), located at [   ], is the Funds’ distributor. [   ], located at [   ] is the Funds’ transfer agent (the “Transfer Agent”). [   ], located at [ ] is the Funds’ custodian (the “Custodian”). The Adviser pays fees to the Distributor as compensation for the services it renders. The Adviser compensates the Transfer Agent and Custodian for their services out of the Unified Management Fee.]

Shareholder Information

Pricing of Shares

Each Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds will not treat an intraday suspension, disruption or closure in NYSE trading as a closure of the NYSE and will therefore continue to calculate NAVs as of 4:00 p.m. ET on those days. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or certain other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Fund generally does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which an Authorized Participant purchases shares of the Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.

Each Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. To determine the NAV, each Fund generally values its securities at current market value using readily available market prices. If market prices are not readily available or if the Adviser determines that they are not reliable, the Board has designated the Adviser to make fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act pursuant to policies approved by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies. For any portion of the Fund’s assets that are invested in mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.

Share Trading Prices; Premium/Discount Information

The trading prices of each Fund’s shares in the secondary market generally differ from such Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares of a Fund and shares of underlying securities held by such Fund, economic conditions and other factors. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.

Information regarding how often the shares of each Fund traded on the [ ] at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year, and the most recently completed calendar quarters since that year, as applicable, can be found at [https://www.thornburg.com].

Purchase and Sale of Shares

Shares of each Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the [“Purchase, Redemption and Pricing Shares”] section of the SAI. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company (“DTC”) participant, in either case, [who has executed an agreement with the Distributor, and accepted by the Transfer Agent,] with respect to creations and redemptions of Creation Units. Once created, shares of each Fund generally trade in the secondary market in amounts less than a Creation Unit.

Most investors will buy and sell shares of each Fund in secondary market transactions through broker-dealers. Shares of each Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the listing of each Fund’s shares will continue or remain unchanged. No Fund imposes any minimum investment for shares of such Fund purchased on an exchange. Buying or selling each Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price of the Fund’s shares). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of Fund shares. The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally narrower if a Fund has more trading volume and market liquidity and wider if a Fund has less trading volume and market liquidity. Shares of each Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares.

Each Fund’s primary listing exchange is the [   ]. [   ] is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A “Business Day” with respect to each Fund is each day such Fund is open and includes any day that the Fund is required to be open under Section 22(e) of the 1940 Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the [   ] closes earlier than normal, each Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Please see the SAI for more information.

Redeeming Fund Shares

Shares of a Fund can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Fund.

The prices at which redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. These prices may differ from the market price of a Fund’s shares. Only an Authorized Participant may create or redeem Creation Units directly with a Fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.

When a Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Each Fund imposes a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Information about the procedures regarding redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees are included in the SAI. In addition, creation and redemption baskets may differ and a Fund may accept “custom baskets.” The Adviser may decide to use a “custom basket” when doing so would be in the best interests of a Fund and its shareholders, in accordance with policies and procedures adopted by a Fund. See the “Custom Baskets” section of the SAI.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

Continuous Offering

You should be aware of certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because new Creation Units are issued and sold by each Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealers who are not “underwriters” but are participating in a distribution of shares are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the [ ] is satisfied by the fact that the prospectus is available at the [ ] upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. In addition, certain affiliates of the Funds and the Adviser may purchase and resell Fund shares pursuant to this prospectus.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, is the registered owner of all outstanding shares of each Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from a Fund.

Policy Regarding Short-Term or Excessive Trading

The Funds do not impose any restrictions on the frequency of purchases and redemptions of Fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the Funds, the Board considered the structure of each Fund as an ETF and that each Fund’s shares are purchased and redeemed directly with the Fund only in Creation Units by Authorized Participants who are authorized to purchase and redeem shares directly with a Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Funds accommodate frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject or limit any purchase order at any time.

Conflicts of Interest

It is also possible that, from time to time, the Adviser and its affiliates (including their directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) may, subject to compliance with applicable law, purchase and hold shares of one or more Funds. Increasing each Fund’s assets may enhance liquidity, investment flexibility and diversification. The Adviser and its Affiliates reserve the right, subject to compliance with applicable law, to sell or redeem at any time some or all of the shares of a Fund acquired for their own accounts, and any such sale may be done in reliance on this Registration Statement. A large sale or redemption of shares of a Fund by the Adviser or its Affiliates could significantly reduce the asset size of a Fund, which might have an adverse effect on such Fund’s liquidity, investment flexibility and portfolio diversification. The Adviser seeks to consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares. For more information about conflicts of interest, see the [“Investment Adviser and Portfolio Managers–Investment Adviser–Conflicts of Interest”] section in the SAI.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including, potentially, that such investment companies enter into an agreement with the applicable Fund(s).

Other Information

Rule 12b-1 Fees

[The Board has approved, and each Fund has adopted, a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (Service Providers). If a Service Provider provides such services, each Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by any of the Funds, however, and there are no current plans to impose these fees. Future payments may be made under the Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the applicable Fund(s).]

Additional Payments to Financial Professionals and Intermediaries

[The Adviser or its affiliates make additional payments (“Additional Payments”) to certain broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Funds available to their customers generally and in certain investment programs. These Additional Payments, which may be significant, are paid by the Adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.

The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular fund over other funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from fund sponsors, as well as how your financial professional is compensated.]

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Each Fund discloses its portfolio holdings daily at [website].

Trademarks and Disclaimers

[   ]

Distributions and Taxes

[Dividends

Dividends of a Fund, if any, are generally declared and paid [at least monthly for Thornburg Core Plus Bond ETF and Thornburg Flexible Bond ETF and at least annually for Thornburg International Core Equity ETF and Thornburg International Growth ETF]. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by a Fund. The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Taxes

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains. In general, any net investment income and short-term capital gain distributions you receive from a Fund is taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions if certain requirements are met. Distributions of other net capital gains by a Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. In addition, there is a possibility that some of the distributions of a Fund may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

A sale or redemption of each Fund’s shares is a taxable event. This includes redemptions where you are paid in securities. Your sales or redemptions of Fund shares, including those paid in securities or other instruments, usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares and your adjusted tax basis in the shares, which is generally the amount you paid for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.

Back-up Withholding

By law, each Fund must withhold 24% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.

Authorized Participants Purchasing and Redeeming in Creation Units

An Authorized Participant that exchanges equity securities for one or more Creation Units will generally recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Unit(s) at the time and, (ii) the exchanger’s aggregate basis in the securities surrendered plus (or minus) any cash component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between (i) the exchanger’s basis in the Creation Unit(s) and, (ii) the aggregate market value of the securities received plus (or minus) any cash component received (or paid). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible. Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.]

Financial Highlights

Because each Fund has not commenced operations prior to the date of this prospectus, financial highlights information is not available.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THORNBURG ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

[DATE]

ETF	EXCHANGE TICKER SYMBOL	PRINCIPAL U.S. TRADING MARKET
Thornburg Core Plus Bond ETF	[ ]	[ ]
Thornburg Flexible Bond ETF	[ ]	[ ]
Thornburg International Core Equity ETF	[ ]	[ ]
Thornburg International Growth ETF	[ ]	[ ]

Each Fund (as defined below) is a series of Thornburg ETF Trust (the “Trust”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with each Fund’s prospectus dated [ ],[ ], as from time to time revised or supplemented (“Prospectus”).

Each Fund is newly formed and does not have any operating history. Each Fund’s audited financial statements for its initial semiannual and annual periods, as they become available, will contain important information about the Fund.

For a free copy of the Prospectus, this SAI, a Fund’s annual or semiannual report or other information such as a Fund’s financial statements, as they become available, or to request other information or ask questions about a Fund, call [ ] or visit [https://www.thornburg.com].

The Prospectus and SAI do not purport to create any contractual obligations between the Trust or any Fund and its shareholders. In addition, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) any Fund, including contracts with the investment adviser or other parties who provide services to a Fund. The description of investment policies and limitations that appears in this SAI and the Prospectus does not impose a contractual duty on any Fund or its investment adviser to comply with those policies and limitations, and no express or implied contract is created among a Fund and its shareholders by virtue of those shareholders having made an investment in the Fund or having received this SAI or the Prospectus.

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GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $0.00000001 per share, divisible into an indefinite number of different series and classes and each Fund operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust currently consists of four series (each, a “Fund” and, collectively, the “Funds”). Each Fund is non-diversified within the meaning of the 1940 Act.

The Prospectus discusses the investment objective of each Fund, as well as the principal investment strategies it employs to achieve its objective and the principal investment risks associated with those strategies. Additional information about the strategies and other investment practices each Fund may employ and certain related risks of the Funds are described below. There can be no assurance that a Fund will achieve its investment objective.

Each Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for the deposit (or delivery) of a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares may be purchased or redeemed at NAV only in Creation Units by or through authorized participants (“Authorized Participants”) and, generally, in exchange for Deposit Securities and a Cash Component.

Shares of each Fund are listed and trade on [ ] (the “Exchange”) at market prices that may be at, above or below the Fund’s NAV.

The Agreement and Declaration of Trust of the Trust (the “Declaration of Trust”) provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Board of Trustees (the “Board”) may amend the Declaration of Trust generally in its discretion and without a vote of shareholders of any Fund or the Trust. The Trust may issue an unlimited number of shares in one or more series as the Board may authorize.

Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of each Fund in the event of such Fund’s liquidation. The Trust generally holds shareholder meetings only when required by law.

Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. Each Fund intends to include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.

The Declaration of Trust provides that state and federal courts sitting within the Commonwealth of Massachusetts shall be the sole and exclusive forums for any shareholder to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Massachusetts Business Corporation Act, the Massachusetts Uniform Trust Code, or any federal or state securities law, in each case as amended from time to time, or the Declaration of Trust or the Trust’s Bylaws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. This exclusive jurisdiction provision may make it more expensive for a shareholder to bring a suit and may limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce this provision of the Declaration of Trust.

The Declaration of Trust also provides that no shareholder shall have the right to bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim and that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders. The provision does not apply to claims arising under the federal securities laws.

Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. References in this SAI to the Funds investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies.

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Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the “Differences Between Investing in an ETF and a Mutual Fund – Exchange Listings” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of any Fund will continue to be met. [The Exchange may consider the suspension of trading in, and will commence delisting proceedings outlined in the Exchange’s rulebook for each Fund under any of the following circumstances: (i) if any of the continued listing requirements are not continuously maintained, (ii) if following the initial twelve-month period after commencement of trading on the Exchange, there are fewer than 50 beneficial holders of the shares of a Fund, (iii) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act, (iv) if any statements or representations regarding the description of the portfolio, limitations on portfolio holdings or the applicability of the Exchange’s listing rules is not continuously maintained, or (v) if such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.] In addition, the Exchange will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Trust reserves the right to adjust the share prices of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds or an investor’s equity interest in the Funds.

The base and trading currency of the Funds is the U.S. dollar. The base currency is the currency in which each Fund’s NAV per share is calculated and the trading currency is the currency in which shares of a Fund are listed and traded on the Exchange.

INVESTMENT POLICIES AND RESTRICTIONS

Information about each Fund’s principal investment strategies and the principal risks associated with those investment strategies is provided in the Prospectus. A “principal investment strategy” of a Fund is a strategy which Thornburg anticipates may be important in pursuing the investment objective(s) stated in a Fund’s prospectus and which Thornburg anticipates may have a significant effect on a Fund’s performance.

The following discussion supplements the information in the Prospectus by providing additional detail about some of the investments that a Fund is generally permitted, but not required, to make in pursuing the Fund’s investment objective(s) and certain risks associated with those investments or to which a Fund may otherwise be subject. Not all of the investments identified below will be used by each Fund, and some investments that may be used by a Fund would not ordinarily be considered a principal investment strategy of the Fund. In general, a Fund may make any investment, including investments which are not identified below, if the Adviser reasonably believes that the investment is consistent with the Fund’s investment objective(s) and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so.

Under certain circumstances, a Fund is only permitted to invest a certain percentage of its assets in a particular investment strategy. For more information about the specific investment limitations that may be applicable to a Fund, please refer to the Prospectus and to the “Investment Limitations” section of this SAI. For purposes of any such limitation on the percentage of a Fund’s assets that could be invested in a particular investment strategy, the term “assets” means net assets of the Fund (determined immediately after and as a result of the Fund’s acquisition of a given investment) plus the amount of borrowings for investment purposes.

All percentage limitations and requirements (including those set forth in the fundamental investment restrictions discussed below) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Fund’s limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.

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Investing in Debt Obligations

Bonds and other debt obligations are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The values and yields of debt obligations are dependent upon a variety of factors, including the condition of the general market, general market interest rates, the size of a particular debt offering, the maturity of the debt obligations, and the creditworthiness and rating of the issuer. Variations in the value of a debt obligation held in a Fund’s portfolio arising from these or other factors will cause changes in the NAV of the Fund’s shares.

The following discussion contains additional detail about debt obligations, including some of the specific types of debt obligations in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of debt obligations. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign debt obligations.

Bond Ratings.

Many bonds and other debt obligations are assigned credit ratings by ratings agencies, such as Moody’s Investors Service (“Moody’s”) or S&P Global Ratings (“S&P”). The ratings of Moody’s and S&P represent their current opinions as to the creditworthiness of the issuers of the debt obligations which the ratings agencies undertake to rate. In determining credit ratings, ratings agencies evaluate each issuer’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect payment in the event of the issuer’s default.

While credit ratings may be helpful in evaluating the safety of principal and interest payments under debt obligations, credit ratings do not reflect the risk that market values of debt obligations will fluctuate with changes in interest rates, general economic trends or other factors. Accordingly, even the highest rated debt obligation may experience wide price movements. Credit rating agencies may also fail to change credit ratings in a timely fashion to reflect events occurring subsequent to the initial ratings. Furthermore, it should be emphasized that credit ratings are general and are not absolute standards of quality. Debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

In addition to using information provided by ratings agencies, Thornburg will subject each debt obligation under consideration for investment to its own credit analysis in an effort to assess each issuer’s financial soundness. This analysis is performed by Thornburg for a particular debt obligation at the time that a Fund purchases that obligation and will be reviewed by Thornburg from time to time thereafter.

Each ratings agency uses its own rating classification system to indicate the credit rating assigned to a particular debt obligation. In general, the ratings agencies classify debt obligations into two categories for purposes of the ratings process – long term and short term. The ratings agencies typically assign short term ratings to debt obligations that are considered short term in the relevant market. In the United States, for example, the ratings agencies deem short term debt obligations to include commercial paper and other obligations with an original maturity of no more than 365 days. The following is a brief description of the applicable ratings symbols and their meanings for each of Moody’s and S&P.

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Ratings for Long Term Debt Obligations

Rating	Description
Aaa (Moody’s) AAA (S&P)	Debt obligations judged to be of the highest quality, with minimal credit risk. The issuer is determined to have an extremely strong capacity to pay principal and interest on the obligation.
Aa (Moody’s) AA (S&P)	Debt obligations judged to be of high quality, with very low credit risk. The issuer is determined to have a very strong capacity to pay principal and interest on the obligation.
A (Moody’s and S&P)	Debt obligations judged to be of upper-medium grade quality, with low credit risk. The issuer is determined to have a strong capacity to pay principal and interest on the obligation.
Baa (Moody’s) BBB (S&P)	Debt obligations judged to be of medium grade quality, with moderate credit risk and certain speculative characteristics. Adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the last of the ratings categories commonly referred to as “investment grade.”
Ba (Moody’s) BB (S&P)	Debt obligations judged to have speculative elements and are subject to substantial credit risk. The issuer may face major ongoing uncertainties, and adverse economic conditions may weaken the ability of the issuer to pay principal and interest on the obligation. This is the first of the ratings categories commonly referred to as “below investment grade,” “non-investment grade” or “speculative grade.”
B (Moody’s and S&P)	Debt obligations judged to be speculative and subject to high credit risk. Although the issuer currently has the capacity to make principal and interest payments on the obligation, adverse economic conditions will likely impair the ability of the issuer to meet those financial commitments.
Caa (Moody’s) CCC (S&P)	Debt obligations judged to be of poor standing and subject to very high credit risk. Such obligations are currently vulnerable to nonpayment by the issuer, particularly in the event of adverse economic conditions or changing circumstances.
Ca (Moody’s) CC (S&P)	Debt obligations judged to be highly speculative. These obligations are likely in, or very near, default, with some prospect of recovery of principal and interest.
C (Moody’s and S&P)	Debt obligations that are currently highly vulnerable to nonpayment, debt obligations that permit payment arrearages, or debt obligations of an issuer that is the subject of a bankruptcy petition or similar action but has not yet experienced a payment default. These obligations have little prospect for recovery of principal and interest.
D (Moody’s and S&P)	Debt obligations that are currently in payment default.

Moody’s may append the numerical modifiers 1, 2 or 3 to any debt obligation rated Aa through Caa to indicate the relative standing of that obligation within its principal rating category. Similarly, S&P may append a “+” or “-” to any debt obligation rated AA through CCC to indicate the relative standing of that obligation within its principal rating category. The foregoing ratings are sometimes presented in parentheses preceded with “Con.” (Moody’s) or “p” (S&P), indicating that the obligations are rated conditionally/provisionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition may be rated in this fashion. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

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Ratings for Short Term Debt Obligations

Rating	Description
P-1 (Moody’s)	Issuer has a superior ability to repay its short term debt obligations. S&P may also designate this type of obligation with a “+” to indicate that the issuer’s capacity to repay the obligation is extremely strong.
A-1 (S&P)	Issuer has a strong ability to repay its short term debt obligations, though repayment of these obligations is somewhat more susceptible to adverse economic conditions than obligations in the higher rated category.
P-2 (Moody’s)	Issuer has an acceptable ability to repay its short term debt obligations. Adverse economic conditions are more likely to weaken the ability of the issuer to meet its financial commitments on these types of obligations.
A-2 (S&P)	To the extent a short term debt obligation does not fall into one of the three previous categories, Moody’s identifies that obligation as NP or Not Prime.
P-3 (Moody’s)	The short term debt obligation is judged to have significant speculative characteristics. Although the issuer currently has the capacity to meet financial commitments on these obligations, the issuer faces ongoing uncertainties which could affect the issuer’s ability to meet those commitments. S&P may further delineate this ratings category into “B-1,” “B-2” or “B-3 to indicate the relative standing of an obligation within the category.
A-3 (S&P)	The short term debt obligation is currently vulnerable to nonpayment, and the issuer is dependent on favorable economic conditions to continue to meet its commitments on the obligation.
NP (Moody’s)	The short term debt obligation is in payment default.

Determining a Debt Obligation’s Duration.

Duration is an estimate of the sensitivity of a debt obligation to changes in interest rates, and is consequently a measure of interest rate risk. The duration of a given debt obligation represents an approximation of the expected percentage change in a debt obligation’s value in response to a change in interest rates. Duration is commonly expressed as a number of years, and the value of an obligation or a portfolio of obligations with a higher number—a longer duration—will be more volatile in response to changes in interest rates. Computations of duration for a specific debt obligation or for a portfolio of debt obligations will vary depending upon various factors, including the assumptions employed in performing the computations. Because duration figures are estimates, the actual changes in market values of specific debt obligations or portfolios of obligations may be different from the estimated changes in valuations based upon durations computed for the obligations or portfolios of obligations.

Lower-Quality Debt Obligations.

The Funds may purchase debt obligations which are of lower-quality at the time of purchase or which, due to issuer default or credit ratings downgrades, are determined subsequent to purchase to be of lower-quality. A “lower-quality” debt obligation includes debt obligations rated below Baa by Moody’s or BBB by S&P, and unrated securities judged by Thornburg to be of equivalent quality. Lower-quality debt obligations typically have poor protection with respect to the payment of interest and repayment of principal, and may be in default. These obligations are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-quality debt obligations may fluctuate more than those of higher-quality debt obligations and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt obligations may be thinner and less active than that for higher-quality debt obligations, which can adversely affect the prices at which the former are sold. If a Fund experiences unexpected net redemptions or the Adviser otherwise determines to raise cash through sales of portfolio securities, it could be forced to sell lower-quality debt obligations in its portfolio at disadvantageous prices without regard to those obligations’ investment merits, which could depress the Fund’s net asset value and reduce the Fund’s overall investment performance. Judgment plays a greater role in valuing lower-quality debt obligations than is the case for securities for which more market quotations and last-sale information are readily available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt obligations and a Fund’s ability to sell these securities.

The Funds may choose, for example in the event of a default by the issuer of a debt obligation, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of a Fund’s shareholders.

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The Funds may also invest from time to time in unrated obligations. Unrated obligations may be less liquid than comparable rated obligations and may be more difficult to value. Moreover, unrated obligations may be more difficult for Thornburg to evaluate and there is the risk that Thornburg may not accurately evaluate an investment’s actual credit quality. In particular, an unrated obligation that Thornburg believes is equivalent to an investment grade obligation could ultimately exhibit characteristics associated with lower rated obligations.

Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities, in debt obligations which are secured with collateral consisting of mortgage-backed securities (see “Structured Finance Arrangements - Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, which may expose a Fund to a lower rate of return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment might tend to limit to some degree the increase in net asset value of a Fund because the value of some mortgage-backed securities held by a Fund may not appreciate as rapidly as the price of non-callable debt obligations. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline. Some mortgage-backed securities may be structured so that they are particularly sensitive to interest rates.

Mortgage-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause a Fund’s share price to be more volatile as the value of the mortgage-backed securities becomes more sensitive to changes in interest rates.

Interests in pools of mortgage-backed securities differ from other forms of debt obligations. Whereas other forms of debt obligations normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates, mortgage-backed securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association (“Ginnie Mae”). Ginnie Mae is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the U.S. Department of Veteran Affairs or the Farmers Home Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, Ginnie Mae securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., those not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae is a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government. Freddie Mac is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

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In September 2008, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship overseen by the Federal Housing Finance Authority. That arrangement is intended to provide additional financial support to Fannie Mae and Freddie Mac. Since 2009, Fannie Mae and Freddie Mac have also each received significant capital support through the purchase of United States Treasury stock, and the United States Treasury has announced its expectation that it would continue providing such support in order to prevent either Fannie Mae or Freddie Mac from having negative net worth. Despite these measures, there can be no assurance that Fannie Mae and Freddie Mac will remain successful in meeting their financial commitments under the debt obligations that they issue or guarantee. There is also an ongoing debate among federal policy makers regarding whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether.

Mortgage Pass-Through Securities. The Funds may also purchase pass-through pools of conventional mortgage loans that have been created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards, if any. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, Thornburg determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Asset-Backed Securities. The Funds may invest in asset-backed securities of any kind. The securitization techniques used to develop mortgage-backed securities (see “Mortgage-Backed Securities” and “Mortgage Pass-Through Securities” above) are also applied to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described below or in structures similar to collateralized mortgage obligations (see “Structured Finance Arrangements -- Collateralized Mortgage Obligations” below). In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

One example of this type of asset-backed security is a Certificate of Automobile Receivables (“CARS”). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities may present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

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The Funds may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933, as amended (the “1933 Act”), may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require a Fund holding these securities to dispose of the securities.

Thornburg expects that governmental, government-related or private entities may create mortgage-backed, mortgage pass-through and asset-backed securities in addition to those described above. If otherwise consistent with a Fund’s investment objectives, policies and quality standards, Thornburg may consider investing on behalf of a Fund in such new types of investments.

Municipal Obligations.

Each Fund may invest in municipal obligations. Municipal obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term “municipal obligations” for this discussion if the interest paid thereon is exempt from federal income tax.

Municipal obligations are generally classified as municipal bonds or municipal notes. A municipal bond typically has a maturity of more than one year and is issued by a state, city or local authority to meet longer-term capital needs. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. In contrast to municipal bonds, municipal notes typically have a maturity of one year or less and are issued by states, cities and local authorities to provide for short-term capital needs, often as an interim step in anticipation of the municipality receiving future revenue.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments in municipal obligations and may adversely affect the value of a Fund’s portfolio.

Auction Rate Securities. An auction rate security is a municipal obligation with a long-term nominal maturity for which the interest rate is reset at specific shorter frequencies (typically every seven to 35 days) through an auction process. The auction is a competitive bidding process used to determine interest rates on each auction date. In the auction, broker dealers submit bids to the auction agent on behalf of investors. The winning bid rate is the rate at which the auction clears, meaning the lowest possible interest rate at which the specific issue of municipal obligations can be sold at par. The clearing rate of interest established in the auction is paid on the entire issue of the municipal obligations for the upcoming period to the holders of those obligations. Investors who bid an interest rate above the clearing rate of interest receive no portion of the issue of municipal obligations, while those whose bids were at or below the clearing rate receive the clearing rate for the next period. Although the auction rate process is intended to permit the holders of a given issue of municipal obligations to sell their holdings at par in the auction at specified intervals, there is the risk that an auction will fail due to an insufficient demand for the obligations that are the subject of the auction, preventing the holders of the obligations from disposing of their holdings, potentially for an indeterminate period of time. In addition, auction rate securities may be subject to changes in interest rates, including decreased interest rates, thereby reducing the yields to holders of the obligations.

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Fixed Rate Demand Obligations. A Fund may purchase fixed rate municipal demand obligations or instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The “demand” feature permits the holder to demand payment of principal and interest prior to the instrument’s final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a municipal obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the municipal obligation in the unit, or an equal aggregate principal amount of another municipal obligation of the same issuer, issue and maturity as the municipal obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a municipal obligation, based upon an accompanying opinion of counsel.

Floating Rate and Variable Rate Demand Obligations. Floating rate and variable rate demand notes, obligations or instruments are municipal obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and may permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days’ notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such letters of credit, guarantees or insurance will be considered in determining whether a municipal obligation meets the Fund’s investment criteria. The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

Mortgage-Backed Municipal Obligations. Some municipal obligations a Fund may purchase are backed by mortgage loans made by financial institutions or governmental agencies to finance single and multi-family housing projects or other real estate-related projects. Repayment of these municipal obligations may be secured by the revenues from a single housing project, or may be secured by a number of housing units. Interests in securities backed by a pool of mortgages on multiple housing units differ from other forms of debt obligation, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified payment dates. Instead, these securities provide for a periodic (typically monthly) payment which consists of both interest and principal payments. For more information about the characteristics and risks of mortgage-backed securities, see “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above.

Municipal Leases. A Fund may at times invest in municipal obligations, including lease revenue bonds and certificates of participation, which provide the Fund with a proportionate interest in payments made by the governmental issuer on an underlying municipal lease. Although municipal lease obligations do not constitute general obligations of the governmental issuer for which the issuer’s taxing power is pledged, these lease obligations are typically backed by the issuer’s covenant to budget for, appropriate and make the payments due on the underlying lease. However, certain municipal lease obligations may include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make lease payments unless money is appropriated each year for that purpose. While the lease obligation might be secured by the leased property, it might be difficult for a Fund to dispose of the leased property in case of a default by the governmental lessee. In addition, some municipal lease obligations may be less liquid than other debt obligations, making it difficult for a Fund to sell the obligation at an acceptable price. In seeking to reduce the special risks associated with investment by a Fund in municipal lease obligations, Thornburg will consider: (i) whether the underlying lease can be canceled; (ii) whether the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental lessee (e.g., the potential for an “event of nonappropriation”); (iii) in cases where the obligation gives a Fund a secured interest in the underlying equipment, whether that equipment has elements of portability or use that enhance its marketability in the event of a default by the governmental lessee; (iv) whether the governmental issuer’s general credit is adequate; and (v) such other factors concerning credit quality or the Fund’s legal recourse in the event of a default by the governmental issuer as Thornburg may deem relevant. Thornburg will also evaluate the liquidity of each municipal lease obligation upon its acquisition and periodically while it is held based upon various factors, including: (a) the frequency of trades and quotes for the obligation; (b) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation; (c) the willingness of dealers to make a market for the obligation; (d) the nature and timing of marketplace trades; and (e) such other factors concerning the trading market as Thornburg may deem relevant.

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Tender Option Bonds. Each of the Funds may invest in tender option bonds. Tender option bonds are created when the owner or owners of one or more fixed rate municipal obligations sell or transfer those obligations to a trust that is sponsored by a broker-dealer or other third party. The trust then issues two new securities, each of which represents a beneficial interest in the trust. One of these securities is a short-term, floating-rate security, sometimes referred to as a “senior certificate” or a “floater.” The interest rate on the senior certificate is initially set at a level that is lower than the interest rate on the underlying municipal obligation(s), and resets periodically based on the movement of a short-term benchmark interest rate. The senior certificates also have a demand feature which permits the security holder to put the security back to the trust after a specified notice period. In that event the security holder is entitled to receive the principal amount of the senior certificate plus accrued interest. Those amounts are paid by either the sponsor of the trust or by a third party that acts as a liquidity provider for the trust. The other security issued by the trust is a long-term, floating-rate security, sometimes referred to as a “residual interest” or an “inverse floater.” The residual interests pay an interest rate equal to the interest that is paid on the underlying municipal obligation(s) less the interest that was paid to the holders of the senior certificates and less any expenses of the trust. Unlike the senior certificates, the residual interest securities do not have a put feature. Upon maturity of the underlying municipal obligation(s) or another event which causes the termination or liquidation of the trust, holders of the senior certificates are generally entitled to receive the principal amount of their security plus a portion of any gains in the market value of the underlying municipal obligations, while holders of the residual interest are generally entitled to receive whatever amounts remain in trust after payment to the senior certificate holders and payment of trust expenses.

The senior certificates are sold to third parties, which may include the Funds, in a private placement transaction. Because the senior certificates have first priority to the cash flows from the underlying municipal obligation(s), and because the holders of senior certificates have a right to put those securities back to the trustee or to a third-party liquidity facility, investments in senior securities are generally perceived as involving less interest rate, credit, and market risk than investments in the residual interests. Investors in senior certificates are, however, exposed to the risk that the trust sponsor or third party liquidity facility fails to meet its contractual obligation to buy back the security when the investor exercises its put option.

The residual interests are issued to the person(s) that transferred the municipal obligation(s) to the trust. The residual interest holders also receive the proceeds from the sale of the senior certificates, less certain transaction costs and trustee fees. Risks associated with an investment in residual interests include the risks associated with an investment in the underlying municipal obligations, and the risk that increases in short-term interest rates will increase interest payments to the senior certificate holders and therefore reduce interest payments to the residual interest holders. Investments in residual interests also typically involve leverage, which may magnify an investor’s losses.

Structured Finance Arrangements.

Collateralized Mortgage Obligations (“CMOs”). The Funds may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security (see discussion of those instruments under “Mortgage-Backed Securities, Mortgage Pass-Through Securities and Asset-Backed Securities” above). Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds. Proceeds of the offering are used to purchase mortgage pass-through certificates (the “collateral”). The collateral is pledged to a third party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C bond currently being paid off. Once the Series A, B, and C bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The market for some CMOs may be less liquid than other debt obligations, making it difficult for a Fund to value its investment in the CMO or sell the CMO at an acceptable price.

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The Funds may also invest in CMOs issued by Freddie Mac. Like other CMOs, Freddie Mac CMOs are issued in multiple classes having different maturity dates. Freddie Mac CMOs are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Payments of principal and interest on the CMOs are typically made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with Freddie Mac’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of the Federal Housing Administration prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of Freddie Mac’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet Freddie Mac’s minimum sinking fund obligation on the next sinking fund payment date, Freddie Mac agrees to make up the deficiency from its general funds. Criteria for the mortgage loans in the pool backing the CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies or defaults.

Other Structured Finance Arrangements. The Funds may also invest in other types of structured finance arrangements besides CMOs. Other types of structured finance arrangements that are currently available for investment include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and similarly structured securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unstructured loans, and subordinate corporate loans, including loans rated below investment grade or equivalent unrated loans. CMOs, CBOs, CLOs and other similarly structured securities are sometimes referred to generally as collateralized debt obligations (“CDOs”).

The cashflows from a CDO’s trust or SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the trust or SPE and serves to protect the other, more senior tranches from defaults (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, and/or investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (i.e., in the form of obligations of the same type, rather than cash), which involves continued exposure to default risk with respect to such payments.

Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivative contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risk of derivative instruments described elsewhere in this Statement of Additional Information. See, e.g., “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars” below. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund. A Fund will not invest in CDOs that are managed by Thornburg or its affiliates.

The risks of investment in a CDO depend largely on the type of collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid investments. However, an active dealer market may exist for CDOs, which may allow a CDO to qualify for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. In addition to the normal risks associated with fixed income securities described elsewhere in this SAI and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.

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U.S. Government Obligations. Each of the Funds may invest in obligations of the U.S. Government. U.S. Government Obligations include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by, and acting as instrumentalities of, the U.S. government and established under the authority granted by Congress, including, but not limited to, Ginnie Mae, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and Fannie Mae. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. All U.S. Government Obligations are subject to the same risks affecting other debt obligations. Even if a U.S. Government Obligation is backed by the full faith and credit of the U.S. Treasury, it is possible that the U.S. government may be unable or unwilling to repay principal and interest when due, and may require that the terms for payment be renegotiated.

One specific type of U.S. Government Obligation is a Treasury Inflation Protected Security (“TIPS”). TIPS are debt obligations issued by the U.S. Treasury which are intended to protect investors from the negative effects of inflation. The principal value of the TIPS is periodically adjusted according to the rate of inflation, as measured by changes in the Consumer Price Index. Interest on TIPS is paid semi-annually as a fixed percentage of the inflation-adjusted principal amount. Typically, the interest rate on TIPS is lower than the interest rate paid on other U.S. Government Obligations of the same maturity.

Zero Coupon Bonds and “Stripped” Securities. Each of the Funds may purchase zero coupon bonds, including stripped securities. Zero coupon bonds are corporate or government-issued debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the obligation at the time of issuance.

A “stripped” security is a zero coupon bond created by separating the principal and interest cash flows from another debt obligation, typically a U.S. Treasury security. The principal component is often referred to as a “principal only” or “P/O” security, while the interest component is often referred to as an “income only” or “I/O” security.

Because zero coupon bonds pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their market value is generally more volatile than the market value of comparable, interest-paying bonds, particularly during periods of changing interest rates. A Fund is required to accrue income from zero coupon bonds on a current basis even though it does not receive the income currently in cash, and a Fund is required to distribute that income for each taxable year. To generate the cash necessary to satisfy such distributions, a Fund invested in zero coupon bonds may have to sell portfolio securities that it otherwise might have continued to hold or use cash flows from other sources, including the sale of Fund shares.

Investing in Equity Securities

Equity securities represent an ownership interest in the entity issuing the security. Common stocks, the most familiar type of equity security, represent an ownership interest in a corporation. The values of equity securities fluctuate significantly in response to changes in market conditions, political and economic news, changes in company earnings and dividends, changes in the prospects for company businesses, industry and technological developments, changes in interest rates, and developments affecting specific companies. When equity securities held by a Fund decline in value, the value of the Fund’s shares declines. These declines may be significant and there is no assurance that declines in value can be recaptured by future gains in value. When equity securities held in short position by a Fund increase in value, the Fund may experience a loss, as described in “Short Sales,” below.

The following discussion contains additional detail about equity securities, including some of the specific types of equity securities in which a Fund may invest and certain risks associated with those investments. You should read the Prospectus for more information about the characteristics and risks of equity securities. You should also read “Investing in Foreign Debt Obligations and Foreign Equity Securities” below for information about some of the characteristics and risks of foreign equity securities.

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Closed End Funds. The Funds may invest in the shares of closed end funds, including closed end funds which have elected to be treated as business development companies under the 1940 Act. Closed end funds are investment companies that invest in various securities and other financial assets, and which issue shares that trade on exchanges in a manner similar to the shares of exchange traded funds (see “Exchange Traded Funds” below). The shares of a closed end fund change in value as the values of its component securities and other investments fluctuate with market changes. In contrast to exchange traded funds, however, the trading values of a closed end fund’s shares often diverge to a greater extent from the net asset value of the fund’s underlying portfolio investments. A closed end fund incurs its own operating expenses, so that if a Fund invests in a closed end fund, shareholders of the Fund bear the closed end fund’s expenses in addition to the expenses of the Fund.

Convertible Securities. The Funds may also invest in convertible preferred equity securities. Convertible debt obligations may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock of the same or a different issuer. As with non-convertible debt obligations, the market value of a convertible debt obligation may vary with changes in prevailing interest rates and changing evaluations of the ability of the issuer to meet principal and interest payments. The market value of a convertible debt obligation may also vary in accordance with the market value of the underlying stock. As a result, convertible debt obligations held by a Fund will tend to perform more like equity securities when the underlying stock price is high (because it is assumed that a Fund will convert the obligation), and more like non-convertible debt obligations when the underlying stock price is low (because it is assumed that a Fund will not convert the obligation). Because its market value can be influenced by several factors, a convertible debt obligation will not be as sensitive to interest rate changes as a similar non-convertible debt obligation, and generally will have less potential for gain or loss than the underlying stock. As with convertible debt, a convertible preferred equity security may be converted or exchanged within a specified period of time and under certain conditions into a certain amount of common stock. The market value of the convertible preferred equity security typically varies in accordance with the market value of the underlying common stock and, accordingly, is subject to the same risks affecting the underlying common stock.

Exchange Traded Funds. ETFs, such as the Funds, are investment companies that typically are registered under the 1940 Act as open-end funds (as the Funds are) or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and may be based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. An ETF’s investment results are based on the ETF’s daily net asset value. Investors transacting in ETF shares in the secondary market, where market prices may differ from net asset value, may experience investment results that differ from results based on the ETF’s daily net asset value. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

From time to time a Fund may take short positions in leveraged ETFs. Leveraged ETFs are ETFs that use derivatives instruments or other investment techniques to try to generate returns that exceed the returns of their underlying portfolio investments. The use of leverage by ETFs tends to exaggerate the effect of any increase or decrease in the value of the ETF’s underlying investments and may, therefore, cause the value of the ETF’s shares to be more volatile than if the ETF did not use leverage.

Initial Public Offerings. The Funds may invest in common stock or other equity securities offered through initial public offerings (“IPOs”). An IPO is an issuer’s first offering of equity securities to the public. The issuer of IPO securities may have a limited operating history, and limited information about the issuer may be available to potential purchasers. Accordingly, the market for IPO securities may be more volatile and involve greater risk of loss than investments in the equity securities of more established companies. At times a Fund may sell its investment in IPO securities shortly after the Fund purchased those securities, which may result in increased transaction costs for the Fund. There can be no assurance that a Fund will have access to profitable IPOs and, as the Fund’s assets grow, any positive impact of IPO investments on the Fund’s performance likely will decline.

Investments in the Equity Securities of Smaller Companies. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited market liquidity, higher transaction costs and generally higher investment risks. Smaller companies may have limited product lines, markets or financial resources, may have more limited management expertise and resources, and have more limited financing and capital. There may be less available information respecting these companies.

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Limited Partnership Interests. The Funds may invest in interests issued by limited partnerships and master limited partnerships (“MLPs”). MLPs are business enterprises in which ownership interests are publicly traded, and which typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments. Ownership interests in limited partnerships other than MLPs may not be publicly traded, which may decrease the liquidity of those investments. Investments in MLPs and other limited partnerships are subject to the risks associated with equity investments generally and to the risks associated with the specific industry or industries in which the partnership operates. Investments in MLPs and other limited partnerships are also subject to certain additional risks when compared to investments in corporations, including certain tax risks, a more limited ability for investors to elect or remove the issuer’s management, and more limited voting rights for investors.

Preferred Stock. The Funds may invest in preferred stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. Preferred stock dividends are generally fixed in advance, but the issuing company may not be required to pay a dividend if, for example, it lacks the financial ability to do so. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

REITs and Other Real Estate-Related Instruments. The Funds may invest in real estate investment trusts (“REITS”). REITs are pooled investment vehicles that invest in real estate or real estate-related companies. Types of REITs in which a Fund may invest include equity REITs, which own real estate directly, mortgage REITs, which make construction, development, or long-term mortgage loans, and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. A Fund may also invest in other real estate-related instruments, such as commercial and residential mortgage-backed securities and real estate financings. Investments in REITs and other real-estate related instruments are subject to risks affecting real estate investments generally, including overbuilding, property obsolescence, casualty to real estate, and changes in real estate values, property taxes and interest rates. In addition, the value of a Fund’s investments in REITs may be affected by the quality and skill of the REIT’s manager, the internal expenses of the REIT, and, with regard to REITs issued in the United States, the risk that the REIT will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986 and/or maintain exemption from registration under the 1940 Act.

Short Sales. The Funds may enter into short sales with respect to an investment that Thornburg believes to be overvalued or to hedge against the Fund’s long exposures. A Fund may engage in short selling with respect to any of the securities in which the Fund is permitted to invest, including domestic and foreign equity securities and debt obligations.

In a short sale, the Fund borrows a security from a lender and then sells that borrowed security to another party. In order to complete the short sale, the Fund must return the borrowed security to the lender, which the Fund normally does by purchasing that security on the open market and delivering it to the lender. The Fund will realize a gain if the price of the security declines between the date the Fund borrowed the security and the date the Fund purchased the security to replace the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The Fund is required to pay to the lender amounts equal to any dividend or interest which accrues on the borrowed security during the period of the loan. The Fund may also be required to pay a premium, fee, or other amount to the lender in exchange for borrowing the security.

Although the Fund hopes to profit from its short sales, short sales may include risks that are different than, and in some respects may exceed, the Fund’s long investments. Because there is no limitation on the amount to which the price of a security may increase between the date that the Fund borrows it from the lender and the date that the Fund must purchase the security on the open market to deliver it to the lender, the losses that the Fund incurs from a short sale are potentially limitless. In contrast, the losses that the Fund may realize on its long positions cannot exceed the total amount of the Fund’s investments in those positions. The lender in a short sale transaction may have a right to require the Fund to return the borrowed securities earlier than scheduled, in which case the Fund may have to purchase the securities on the open market at a time when the securities’ prices are unfavorable. To the extent the Fund is required to deliver collateral to the lender in response to declines in the value of the Fund’s short positions, the Fund may have to sell other securities in its portfolio to meet those collateral requirements. Such sales may not be at favorable prices, or may impede the pursuit of the Fund’s investment strategy.

When the Fund sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or its peers. This strategy may effectively result in the Fund having a leveraged investment portfolio. The use of leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s underlying investments, and may, therefore, cause the Fund’s share price to be more volatile.

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Warrants and Rights. Subject to certain limitations, as described in “Investment Limitations” below, the Funds may invest in warrants and similar rights. A warrant represents an option to purchase a stated number of shares of common stock of an issuer at a specified price during a specified period of time. The prices of warrants will not always correlate with the prices of the underlying shares of stock. In addition to the risks relating to the underlying stock, the purchase of warrants involves the risk that the effective price paid for the warrant, when added to the subscription price of the underlying stock, will exceed the market price of the underlying stock. Rights represent a preemptive right to purchase additional shares of an issuer’s common stock at the time of a new offering of those shares, thereby permitting the rights holder to retain the same ownership percentage after the new offering.

Investing in Foreign Debt Obligations and Foreign Equity Securities

The Funds may make investments in foreign debt obligations or foreign equity securities. A Fund’s investment in a foreign debt obligation or foreign equity security typically involves all of the risks inherent in the same type of debt obligation or equity security issued by a domestic issuer. In addition, foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The following discussion contains additional detail about the types of foreign investments which a Fund may make and certain risks associated with those investments. You should read the Prospectus for more information about these investments and their risks.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restricting ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, because of inconsistent legal interpretations or less defined legal and regulatory provisions, or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

Depositary Receipts. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing ownership of shares of a foreign-based issuer. These certificates are issued by a bank or similar financial institution and generally trade on an established securities market in the U.S. or elsewhere. An investment in ADRs, EDRs or GDRs is an alternative to the purchase of the underlying securities in their national markets and currencies. However, ADRs, EDRs and GDRs remain subject to many of the risks associated with investing directly in foreign securities, including the political and economic risks associated with the underlying issuer’s country. Additionally, the bank or other financial institution which issues the depositary receipt may charge the security holder fees for various services, such as forwarding dividend and interest payments. A Fund’s investments in depositary receipts evidencing ownership in shares of a developing country issuer will be deemed to be an investment in that developing country issuer for purposes of a Fund’s investment policies and restrictions.

Certain depositary receipts in which a Fund may invest are unsponsored, meaning that the depositary receipt is created and issued without the participation of the foreign issuer whose stock underlies the depositary receipt. The financial institution that issues an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights, and accordingly the holder of an unsponsored depositary receipt may not have as much current information concerning the foreign issuer as the holder of sponsored depositary receipt.

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Developing Countries. The considerations noted above generally are intensified for investments in developing countries, also known as emerging market countries, potentially including investments in issuers which are not domiciled in a developing country but which have reference to a significant percentage of their business in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Foreign Currency Transactions. The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts and futures contracts to purchase or sell foreign currencies at a future date and price. Additional detail about foreign currency transactions is provided below in the sections entitled “Investing in Derivative Instruments - Foreign Currency Transactions,” “Investing in Derivative Instruments - Futures Contracts - Futures Relating to Foreign Currencies,” “Investing in Derivative Instruments - Options - Options Relating to Foreign Currencies,” and “Investing in Derivative Instruments - Swap Agreements, Caps, Floors and Collars - Currency Swaps.”

Investing in Derivative Instruments

A derivative instrument or derivatives transaction is a financial contract the value of which depends on, or is derived from, the value of some other underlying asset, reference rate, or index, such as equity securities, bonds, commodities, currencies, or interest rates. The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in the underlying reference asset. In particular, the use by a Fund of privately negotiated, over-the-counter (“OTC”) derivatives contracts exposes the Fund to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. There can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Fund to value its derivative investments or sell those investments at an acceptable price. Derivative instruments may also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indices they are designed to track.

A Fund’s investment in derivative instruments may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See “Taxes.” A Fund’s investment in derivative instruments may also be limited to the extent Thornburg intends to continue to claim exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act. See “Commodity Exchange Act Registration Exemption.”

Rule 18f-4 governs a Fund’s use of derivative investments and certain financing transactions (e.g., repurchase or reverse repurchase agreements). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. The Trust has adopted written policies and procedures to manage the derivatives risks of the Funds and comply with the requirements of Rule 18f-4. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. The application of Rule 18f-4 to a Fund could restrict its ability to utilize derivative investments and financing transactions and prevent a Fund from implementing its principal investment strategies as described herein, which may result in changes to each Fund’s principal investment strategies and could adversely affect the Fund’s performance and its ability to achieve its investment objective.

The following discussion contains additional detail about the types of derivative instruments in which a Fund may invest and certain risks associated with those investments. You should also read the Prospectus for more information about derivative instruments and their risks.

Combined Positions. Any Fund which is permitted to purchase or sell forward contracts, futures contracts and options (see “Forward Contracts”, “Futures Contracts” and “Options” below) and may also purchase and sell such forward contracts, futures contracts and options in combination with one another in order to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Thornburg’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the goal.

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Eurodollar Instruments. The Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to a reference rate, although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the applicable reference rate, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions. The Funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.

Conversions on a Spot Basis. A Fund may convert currency on a spot basis from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Currency Forward Contracts. A currency forward contract is a privately negotiated obligation to purchase or sell a specific currency at a specific future date, at a price set at the time of the contract. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A Fund may use currency forward contracts for any purpose consistent with its investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a Fund. A Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

In those instances when a Fund enters into a forward currency contract, it typically does so for portfolio hedging purposes. In that regard, a Fund may enter into a forward contract to sell a foreign currency in which certain of its portfolio investments are denominated as a strategy to reduce the risk that a decline in the value of the foreign currency relative to the U.S. dollar will diminish the value of the portfolio investments denominated in that foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A Fund could use a similar hedging strategy in an “indirect hedge” with respect to securities holdings that are denominated in U.S. dollars or another currency, but which conduct a substantial amount of business in a given foreign currency and are consequently exposed to a risk that the value of that foreign currency will decline relative to the U.S. dollar or other currency in which the holding is denominated. The Funds do not enter into hedging transactions in all instances when it might be desirable to do so, and any Fund may be exposed to currency risk some or most of the time without any hedging position for purposes of reducing that risk.

A Fund may also enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in pounds sterling, the Fund could enter into forward contracts to sell pounds sterling and purchase Swiss francs. This type of strategy, sometimes known as a “cross hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

In another circumstance, a Fund that has agreed to buy or sell a security denominated in a foreign currency may seek to “lock in” the U.S. dollar price of the security by entering into a forward contract to buy or sell the relevant foreign currency for a fixed amount of U.S. dollars. This technique, sometimes referred to as a “settlement hedge” or “transaction hedge,” is intended to protect a Fund against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. A Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaged in a currency hedging transaction.

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Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to a Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See “Futures Contracts,” below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country’s own economy.

Futures Contracts. The Funds may purchase or sell futures contracts to hedge against anticipated interest rate, currency or market changes, for duration management or risk management purposes, or to enhance potential income and gains.

When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date at a specified price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date at a specified price. Futures contracts are typically bought and sold on exchanges or boards of trade where the contracts are listed. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Distributions to shareholders associated with income or net gains realized by a Fund from transactions in futures contracts (or options on futures contracts) may be subject to federal income tax.

Liquidity of Futures Contracts. Some futures contracts may become illiquid under adverse market conditions, and there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges and boards of trade may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may not be possible for a Fund to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until expiration regardless of unfavorable changes in its value. In that instance, the Fund’s access to other assets that it has deposited to cover its futures positions also could be impaired.

Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, in any instance when a Fund enters into a futures contract, either as purchaser or as seller, the Fund will segregate with its custodian or with a futures commission merchant (“FCM”) as initial margin assets sufficient to meet its obligations under the contract. The Fund will also deposit daily “variation margin” payments as required during the term of the contract in order settle the change in the contract’s value on a daily basis (a process known as “marking to market”). Segregated assets may consist of cash, cash equivalents, high grade liquid debt obligations, or other assets agreed to by the parties to the futures contract. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund.

Correlation of Price Changes. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the futures position will not track the performance of the Fund’s other investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts (see “Currency Forward Contracts” above), except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars.

The uses and risks of currency futures are similar to futures relating to other securities or indices. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency futures in conjunction with each other or with currency options or forward contracts. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Indexed Securities. The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities or other financial indicators.

Indexed securities typically, but not always, are debt obligations or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt obligations whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Options.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed exercise or “strike” price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific equity securities or debt obligations, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, the owner of the put option will experience a loss measured by the premium paid to buy the option, plus related transaction costs.

The features of call options are similar to those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer will experience a loss if the underlying instrument’s price does not rise sufficiently to offset the buyer’s cost of purchasing the option and transaction costs.

The purchase of options increases a Fund’s costs because it must pay premiums to purchase the options, and the exercise of put and call options by a Fund will increase portfolio turnover and associated transaction costs. Because premiums for the purchase of options are typically much smaller than the prices to purchase the underlying instruments, the use of options creates leverage, which might result in a Fund’s net asset value being more sensitive to changes in the instruments underlying the options.

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An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration of the option period or during a fixed period prior thereto.

Writing Put and Call Options. When a Fund sells or “writes” a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, a Fund, as writer of such an option, would be obligated to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a Fund would be required to make margin payments to cover the Fund’s potential obligation to pay the strike price if the other party chooses to exercise the option. A Fund may seek to terminate its position in a put option it writes before it is exercised by closing out the option in the secondary market at its then current price. If, however, the secondary market is not sufficiently liquid, the Fund may not be able to close out its position and would, therefore, remain obligated to purchase the underlying instrument at the strike price if the option is exercised. If the price of the underlying instrument rises, the writer of a put ordinarily will profit by the amount of the premium received on writing the option. If the price of the instrument declines, the writer may experience a loss, although the amount of the loss is offset to some degree by the amount of the premium received.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option by the holder. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or decline. Through receipt of the option premium, a Fund as the writer of such an option would seek to mitigate the effects of a decline in the price of the underlying instrument. At the same time, a Fund which writes an option must be prepared to deliver the underlying instrument in return for the strike price, even if the current value of the instrument is higher than the strike price. In that event, a Fund will experience a loss to the extent that the value of the underlying instrument exceeds the total of the strike price and the premium that it received when it wrote the option.

Exchange-Traded Options. Options may be traded on exchanges, or may be traded “over-the-counter” (see discussion of “OTC Options” below). Exchange-traded options are issued by a regulated intermediary, which guarantees the performance of the obligations of the parties to such options. With certain exceptions, exchange-traded options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, exchange-traded options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund’s ability to close out its position as a purchaser or seller of an exchange-traded option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options generally are established through negotiation with the other party to the contract. While such arrangements allow greater flexibility to a Fund to tailor an option to its needs, “OTC” options generally involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchange where they are traded. Accordingly, Thornburg must assess the creditworthiness of each counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The staff of the SEC currently takes the position that OTC options are illiquid, and investments by each Fund in those instruments will be subject to each Fund’s limitation on investments in illiquid instruments. See “Illiquid Investments” below.

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Liquidity of Options. Some options become illiquid under adverse market conditions, and there is no assurance a liquid secondary market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options, it is likely that the standardized contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments. Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the securities markets, from structural differences in how options and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.

Options Relating to Foreign Currencies. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options are similar to options relating to other securities or indices. A Fund may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of each Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options to the value of the Fund’s investments exactly over time. See “Foreign Currency Transactions” above.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in the underlying futures contract. If a Fund exercises an option on a futures contract it will be obligated to deposit initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any other futures contract position.

Options on Indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

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Structured Notes. The Funds may invest in structured notes. Structured notes are derivative debt obligations, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate or index, or the relative change in two or more reference assets. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference asset. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by a Fund. Structured notes may be indexed positively or negatively, so that appreciation of the reference asset may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference asset, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt obligations because the investor bears the risk of the reference asset. As noted above, the value of structured notes also may be more volatile than other debt obligations.

Swap Agreements, Caps, Floors, and Collars. The Funds may enter into swap agreements and related caps, floors and collars. The Funds are not limited to any particular form of swap agreement, provided that Thornburg determines that the agreement it is consistent with the Fund’s investment objective and policies.

Swap agreements involve the exchange by a Fund and another party of their respective commitments to pay or receive cash flows. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s credit worthiness declined or if the counterparty defaults, the Fund will likely have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. Each Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Credit Default Swaps. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

A Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection). This would involve the risk that the investment may expire worthless and would only generate gain in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund. The purchase of credit default swaps involves costs, which will reduce the Fund’s return.

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Credit default swaps are generally subject to the same risks involved in a Fund’s use of swap transactions but also involve a number of special risks. A protection seller may have to pay out amounts following a negative credit event greater than the value of the reference obligation delivered to it by its counterparty and the amount of periodic payments previously received by it from the counterparty. When a Fund acts as a seller of a credit default swap, it is exposed to, among other things, leverage risk because if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. The value of the credit default swap to each party will change based on changes in the actual or perceived creditworthiness of the underlying issuer.

A protection buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund may seek to realize gains on its credit default swap positions, or limit losses on its positions, by selling those positions in the secondary market.

There can be no assurance that a liquid market will exist at any given time for any particular credit default swap or for credit default swaps generally. The market for credit default swaps has at times become more volatile as the creditworthiness of certain counterparties has been questioned and/or downgraded. A Fund may exit its obligations under a credit default swap only by terminating the contract and paying applicable breakage fees, or by entering into an offsetting credit default swap position, which may cause the Fund to incur more losses. There can be no assurance that a Fund will be able to exit a credit default swap position effectively when it seeks to do so.

Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Changes in foreign exchange rates and changes in interest rates may negatively affect the value of a currency swap.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in exchange for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risks associated the investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund is committed to pay to the counterparty.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. Any such gain received by a Fund would be taxable. If the other party to an interest rate swap or forward rate contract defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered satisfactory by Thornburg. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Total Return Swaps. A total return swap is a credit derivative in which the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread.

Caps, Floors and Collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. For example, an interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. For example, an interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. For example, an interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index.

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Other Investments, Investment Techniques and Other Risks

The following contains additional detail about certain other investments a Fund may make and certain other risks to which a Fund may be subject.

Consideration of Environmental, Social and Governance (“ESG”) Characteristics. When evaluating a potential investment opportunity, the Funds may consider the issuer’s significant ESG characteristics. None of the Funds, however, consider the issuer’s ESG characteristics as a principal investment strategy. Thornburg defines a significant ESG characteristic as one which may materially affect an issuer’s risk and return profile and, accordingly, the issuer’s long-term investment performance. In this way, Thornburg’s consideration of ESG characteristics is no different than its consideration of more traditional financial metrics or other factors which may affect the risks and returns of a Fund’s investments. The specific ESG characteristics which Thornburg determines to be significant will vary over time and among different financial sectors and industries, but will generally include environmental, social capital, human capital, business model and innovation, and leadership and governance characteristics. Examples of potentially significant environmental characteristics include: greenhouse gas emissions; air quality; energy management; water and wastewater management; waste and hazardous materials management; and ecological impacts. Examples of potentially significant social capital characteristics include: human rights and community relations; customer privacy; data security; access & affordability; product quality and safety; customer welfare; and selling practice and product labeling. Examples of potentially significant human capital characteristics include: labor practices; employee health & safety; and employee engagement, diversity and inclusion. Examples of potentially significant business model and innovation characteristics include: product design and lifecycle management; business model resilience; supply chain management; materials sourcing and efficiency; and the physical impacts of climate change. Examples of potentially significant leadership and governance characteristics include: business ethics; competitive behavior; management of the legal and regulatory environment; critical risk management; and systemic risk management.

While Thornburg makes its own judgments about the ESG characteristics of each Fund’s investments, Thornburg’s approach may be informed by third party data and other research tools, including consideration of the list of material ESG factors established by the Sustainability Accounting Standards Board.

There are no universally agreed upon objective standards for assessing ESG characteristics, and they can vary over different periods and evolve over time. Certain ESG characteristics are subjective and can be difficult to analyze, and the evaluation of ESG characteristics frequently involves assessing various risks relating to the financial stability and sustainability of an investment, and ESG characteristics may not always be reflected in third party data. ESG characteristics may also be difficult to apply consistently across regions, countries, industries, or sectors. Given the absence of generally accepted criteria, investors and others may disagree as what constitutes a significant ESG characteristic, or may otherwise assign a greater or lesser emphasis than Thornburg to a particular ESG characteristic. In addition, there may be situations where Thornburg determines that an issuer has been identified by Thornburg as having both positive and negative ESG characteristics. For example, an issuer may extract or use fossil fuels in a manner which may contribute to negative environmental outcomes, but that same issuer is making investments to prepare for a transition to cleaner sources of energy. In those instances, Thornburg may consider as part of its investment analysis how both the positive and negative ESG characteristics are likely to affect the issuer’s long-term investment performance.

Cash Management. Each Fund may also invest a portion or all of the Fund’s daily cash balance in Thornburg Capital Management Fund, a separate series of the Trust (the “Capital Management Fund”). The Capital Management Fund’s shares are not publicly available. The Capital Management Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00. The Capital Management Fund seeks current income consistent with liquidity management and safety of capital. To pursue that investment objective, the Capital Management Fund invests principally in short-term obligations which are determined by Thornburg to be of high quality including, but not limited to, obligations issued by U.S. and foreign companies, U.S. and foreign banks, U.S. and foreign governments, U.S. agencies, states, and municipalities, and international organizations such as the World Bank and the International Monetary Fund, and repurchase agreements based on those obligations. The Capital Management Fund does not currently pay a separate investment advisory fee or administrative services fee to Thornburg, but Funds which invest in the Capital Management Fund would indirectly bear the other operating expenses of the Capital Management Fund. Those indirect expenses are similar to the expenses paid by other businesses owned by the Funds, are not direct costs paid by Fund shareholders, are not used to calculate a Fund’s net asset value, and have no impact on the costs associated with Fund operations.

Certificates of Deposit. Each Fund may under certain circumstances purchase bank certificates of deposit. The Funds may invest in certificates of deposit issued by domestic and foreign banks, including foreign branches of domestic banks.

Investments in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See “Foreign Investments” above).

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Cyber Security Risks. As the use of technology has become more prevalent, the Funds and their service providers have become potentially more susceptible to intentional and unintentional cyber events including, but not limited to: computer processing errors; malfunctions, disruptions, or failures in computer systems or other technologies; computer viruses; the theft or corruption of electronic data; unauthorized access to digital systems; and cyber attacks that shut down, disable or otherwise disrupt business operations. These events may adversely affect the Funds or their shareholders, causing disruptions in business operations and potentially resulting in financial losses. For example, a cyber attack against the computer systems of the Funds or their service providers may interfere with the ability to process Fund shareholder transactions or to calculate a Fund’s net asset value, impede trading activity by the Funds, result in the release or misappropriation of confidential information about the Funds or their shareholders, or subject the Funds to regulatory fines or penalties and to other, additional costs (including increased costs to remediate the effects of the attack or to develop additional systems to prevent other similar attacks). While the Funds and Thornburg have established procedures and systems to seek to prevent and mitigate the risks associated with cyber events, and while Thornburg seeks to determine that other third party service providers for the Funds have established such procedures and systems, there are inherent limitations in the ability of such procedures and systems to identify all potential cyber events or to completely prevent or mitigate the occurrence or effects of those events. Additionally, cyber events affecting the electronic systems of the Funds’ trading counterparties, issuers in which the Funds invest, or securities markets and exchanges may also result in financial losses for the Funds or their shareholders.

Dollar Roll Transactions. The Funds may enter into “dollar roll” transactions.

Dollar roll transactions consist of the sale by a Fund to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The selling Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Fund agrees to buy a security on a future date.

Dollar rolls are currently treated for purposes of the 1940 Act as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are, therefore, deemed by the Trust to be subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the borrowing Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

Dollar rolls involve potential risks of loss to the selling Fund which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before a Fund is able to purchase them. Similarly, the selling Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Illiquid Investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. Under the supervision of the Trustees, Thornburg determines the liquidity of investments by the Funds. In determining the liquidity of the Funds’ investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund’s rights and obligations relating to the investment).

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest.

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A Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

A repurchase agreement is economically similar to a loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Restricted Securities. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, a Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A restricted security may be liquid or illiquid, depending on whether it satisfies relevant liquidity requirements, as determined by Thornburg. See “Illiquid Investments” above.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Funds’ assets and may be viewed as a form of leverage.

Securities Lending. The Funds may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg’s judgment, the consideration to be earned from such loans would justify the risk.

Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Temporary Investments. Each Fund may from time to time invest a keep a portion of its portfolio in cash or other short-term, fixed income securities. Such investments may be made due to market conditions, pending investment of idle funds, or to afford liquidity.

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When-Issued Securities. Each Fund may purchase securities offered on a “when-issued” or “delayed delivery” basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. When-issued transactions normally settle within 30-45 days, though the settlement cycles for some when-issued transactions are longer. On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than the purchase price. Additionally, purchasing securities on a when-issued or delayed delivery basis involves the risks that the security will never be issued or that the other party to the transaction will not meet its obligation, in which events the Fund may lose any gain in that security’s price. At the time a Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Pursuant to current SEC guidance, a transaction involving a when-issued security will not be deemed to involve a senior security as long as the Fund intends to settle the transaction physically and the transaction settles within 35 days. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons.

COMMODITY EXCHANGE ACT REGISTRATION EXEMPTION

[In connection with its management of the Trust, Thornburg has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the U.S. Commodity Exchange Act, as amended (the “CEA”) and, therefore, neither Thornburg nor the Trust is currently subject to registration or regulation as a commodity pool operator under the CEA. The U.S. Commodity Futures Trading Commission (“CFTC”) recently adopted amendments to Rule 4.5 under the CEA that reduce the ability of certain regulated entities, including registered investment companies and their investment advisors, to claim the exclusion from the definition of the term “commodity pool operator.” Among other requirements, the CFTC’s amendments impose limitations on the use of certain derivative instruments, including certain types of commodity futures contracts, commodity options contracts, and swaps, by entities seeking to rely on Rule 4.5. Thornburg currently intends to manage the Funds’ assets in a manner which is consistent with the limitations imposed by Rule 4.5. To the extent Thornburg or the Funds became no longer eligible to claim an exclusion from the definition of the term “commodity pool operator,” then Thornburg or some or all of the Funds may become subject to registration and regulation under the CEA. Such regulation may have an adverse effect on Thornburg’s ability to manage the Funds, may impair the ability of the Funds to achieve their investment objective(s), and may result in higher operating expenses for the Funds and reduced investment returns to Fund investors.]

INVESTMENT LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

For those policies and limitations which can only be changed by the vote of a majority of the outstanding voting securities of a Fund, the term “vote of a majority of the outstanding voting securities” of a Fund means the vote, at a meeting of the security holders of such Fund duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such Fund, whichever is the less.

Fundamental Investment Policies

The Trust has adopted the following fundamental investment policies applicable to each Fund, which may not be changed by any Fund unless approved by a majority of the outstanding voting securities of a Fund.

1.	The Fund may not issue any class of securities which is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money and except as otherwise consistent with applicable law from time to time.

2.	The Fund may borrow money to the extent permitted by applicable law from time to time.

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3.	The Fund may not act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities or in connection with the purchase of securities directly from the issuer thereof, it may be deemed to be an underwriter under certain federal securities laws.

4.	The Fund may not purchase any security if, as a result of such purchase, 25% or more of the Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry (for purposes of this restriction, (i) bank loans and loan participations will be considered investments in the industry of the underlying borrower, (ii) investment companies are not considered to constitute an industry, and (iii) derivatives counterparties are not considered to be part of any industry).

5.	The Fund will not purchase real estate directly, but may possess, hold, purchase and/or dispose of it in connection with managing or exercising its rights in respect of its investments. For clarity, the Fund may: (i) purchase interests in issuers which deal or invest in real estate, including limited partnership interests of limited partnerships that invest or deal in real estate, (ii) purchase securities which are secured by real estate or interests in real estate, including real estate mortgage loans, (iii) acquire (by way of foreclosure or otherwise), hold and/or dispose of real estate that secured, or is otherwise related to, an investment of the Fund, and (iv) hold real estate if doing so is the result of the Fund’s efforts to restructure a bond or other loan obligation that was secured by real estate. For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate.

6.	The Fund may purchase or sell commodities to the extent permitted by applicable law from time to time.

7.	The Fund may make loans, including to affiliated investment companies, except to the extent the Fund is prohibited from doing so by applicable law. The Fund may purchase loan participations or otherwise invest in loans or similar obligations, and may make loans directly to borrowers, itself or as part of a lending syndicate. The Fund may purchase debt obligations or other financial instruments in which the Fund may invest consistent with its investment policies, enter into repurchase agreements, or lend its portfolio securities.

For purposes of applying the terms of fundamental policy number 4, Thornburg will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which a Fund invests. In doing so, Thornburg may rely on its own analysis of an issuer or on available third party industry classifications. The definition of what constitutes a particular industry is therefore an evolving one, particularly for issuers in industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. The Adviser will use its reasonable efforts to assign each issuer to the category which it believes is most appropriate. The limitation on investing in industries does not apply to an investment by a Fund in a particular economic sector, such as the utilities, hospital and healthcare facilities, or industrial development sectors. Additionally, securities of the U.S. Government and its agencies and instrumentalities are not considered to represent industries for this purpose. The Trust takes the position that mortgage-backed securities and asset-backed securities, whether government-issued or privately issued, do not represent interests in any particular industry or group of industries, and therefore the 25% concentration restriction noted above does not apply to such securities. The views and interpretations by the Funds stated in this paragraph may change due to changes in the law or interpretations of the law, including laws pertaining to municipal obligations and the taxability of interest paid on those obligations, and due to other factors.

For purposes of the Funds’ policies discussed above, any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on the Exchange, each Fund publicly discloses its entire portfolio holdings via its website ([ ]) and the National Securities Clearing Corporation (“NSCC”) and, typically, the composition of an in-kind creation basket and the in-kind redemption basket via the NSCC that it will accept in respect of a creation or redemption of a Creation Unit. The holdings of each Fund will also be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Funds’ fiscal year and on Form N-CSR as of the second and fourth quarters of the Funds’ fiscal year.

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Subject to certain limitations on disclosure of material non-public information, portfolio holdings of a Fund may generally be made available more frequently and prior to their public availability (i) to Authorized Participants, market makers and liquidity providers (e.g., in the course of negotiating a custom basket), (ii) to service providers of the Funds or the Adviser, including outside legal counsel, an accounting or auditing firm, an administrator, custodian, principal underwriter, pricing service, proxy voting service, financial printer, third party that delivers analytical, statistical or consulting services, ratings or rankings agency or other third party that may require such information to provide services for the benefit of the Fund; (iii) to current or prospective Fund shareholders (including shareholders of record of indirect investments in a Fund through another Fund) and their consultants or agents; (iv) as required by law; and (v) for any other legitimate business purpose.

[The Trustees have adopted policies and procedures respecting and limiting the circumstances under which nonpublic holdings information respecting the Funds’ current portfolio holdings information may be disclosed to persons not associated with the Funds or Thornburg. Neither the Funds nor Thornburg nor any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about the Funds’ portfolio holdings.]

In any case where nonpublic portfolio holdings information is disclosed to a third party, Thornburg will typically seek to confirm that the person to whom the disclosure is made is subject to a contractual provision, professional rule or obligation, or undertaking respecting the maintenance of the confidentiality of the nonpublic information.

MANAGEMENT

Each of the Funds is a separate “series” or investment portfolio of the Trust. The names of Trustees and officers of the Funds and their principal occupations and affiliations during the past five years are set forth in the table below. Additional information about the particular experiences, qualifications, attributes and skills of each Trustee appears after the table.

Interested Trustees

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Director During Past Five Years
Garrett Thornburg, 78	Chair of Trustees[4]	Since 2024	Chairman and controlling shareholder of Thornburg Investment Management, Inc. (investment advisor); Chairman and controlling shareholder of Thornburg Securities LLC (securities dealer); Chairman of the Thornburg Foundation (nonprofit).	[28]	None
Brian J. McMahon, 68	Vice Chair of Trustees, Member of Governance & Nominating Committee and Operations Risk Oversight Committee[5]	Since 2024	Vice Chairman, Chief Investment Strategist, Managing Director, and Portfolio Manager and, until 2016, CEO and President, of Thornburg Investment Management, Inc.; Vice President of Thornburg Securities LLC.	[28]	None

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Independent Trustees

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Director During Past Five Years
Lisa Black, 64	Trustee, Member of Audit Committee and Operations Risk Oversight Committee	Since 2024	Until 2019, Senior Managing Director, Chief Investment Officer and Head, Taxable Fixed Income, Nuveen LLC, New York, NY; Managing Director, TIAA-CREF, New York, NY (1996-2012).	[28]	None
Sally Corning, 63	Trustee, Member of Audit Committee and Governance & Nominating Committee	Since 2024	Partner in Sun Mountain Capital, Santa Fe, NM (private equity firm with investment programs encompassing venture capital, mezzanine debt, and growth equity).	[28]	None
David L. Gardner, 61	Trustee, Chair of Governance & Nominating Committee, and Member of Operations Risk Oversight Committee	Since 2024	Until 2012, head of EMEA (Europe, Middle East and Africa) Sales for iShares of Blackrock, Inc., EMEA Executive Committee Member and EMEA Operating Committee Member at Blackrock, Inc.	[28]	None
Patrick J. Talamantes, 59	Trustee, Chair of Audit Committee	Since 2024	President of Talamantes Strategies, a management consulting firm, since 2018. Until 2017, President and Chief Executive Officer of The McClatchy Company, Sacramento, CA (news and media company).	[28]	None
Owen D. Van Essen, 69	Lead Independent Trustee, Member of Operations Risk Oversight Committee and Governance & Nominating Committee	Since 2024	President of Dirks, Van Essen & April, Santa Fe, New Mexico (newspaper mergers and acquisitions).	[28]	None
James W. Weyhrauch, 64	Trustee, Chair of Operations Risk Oversight Committee, and Member of Audit Committee	Since 2024	Real estate broker, Santa Fe Properties, Santa Fe, NM; General Partner, Investments of Genext LLC (a family investment partnership); until 2019, Vice Chairman of Nambé LLC, Santa Fe, NM (manufacturing and design company).	[28]	None

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Officers of the Fund (who are not Trustees)

Name, Address and Age[1]	Position(s) Held with Trust[6]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nimish Bhatt, 60	President; Principal Executive Officer	Since 2024	Chief Financial Officer and Treasurer of Thornburg Investment Management, Inc. and Thornburg Securities LLC since 2016, and Secretary of Thornburg Securities LLC; Senior Vice President (2004-2016), Chief Financial Officer (2011-2016, and Head of Fund Administration (2011-2016) of Calamos Asset Management, Inc., Calamos Investments LLC, Calamos Advisors LLC, and Calamos Wealth Management; Director of Calamos Global Funds plc (2007-2016).
Geoff Black, 62	Secretary	Since 2024	Director of Fund Operations of Thornburg Investment Management, Inc. since 2024; Director, Transfer Agent Services at Russell Investments (2010-2024).
Curtis Holloway, 56	Treasurer; Chief Financial Officer	Since 2024	Director of Finance since 2021 and Director of Fund Administration since 2019 of Thornburg Investment Management, Inc.; Senior Vice President, Head of Fund Administration (2017-2019) and Vice President, Fund Administration (2010-2017) of Calamos Investments, and Chief Financial Officer (2017-2019) and Treasurer (2010-2019) of Calamos Funds.
Ponn Lithiluxa, 53	Assistant Treasurer	Since 2024	Managing Director since 2023, Manager, Tax & Fund Administration of Thornburg Investment Management, Inc.; Senior Vice President, Citi Fund Services, Inc. from 2014-2017; Vice President, Citi Fund Services, Inc. from 2007-2014.
Christopher Luckham, 47	Assistant Treasurer	Since 2024	Senior Manager, Fund Administration of Thornburg Investment Management, Inc. since 2010.
[ ]	Chief Compliance Officer	Since 2024

1	Each person’s address is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506.
2	The Bylaws of the Trust currently require that each Independent Trustee shall retire by the end of the calendar year during which the Trustee reached the age of 75 years. Otherwise, each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, retires or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor, pursuant to the Declaration of Trust.
3	The term “Fund Complex” as used herein includes the Funds and each series of Thornburg Investment Trust.
4	Mr. Thornburg is considered an “interested” Trustee under the 1940 Act because he is a director and controlling shareholder of Thornburg.
5	Mr. McMahon is considered an “interested” Trustee under the 1940 Act because he is a director and the chief investment strategist of Thornburg.
6	Pursuant to the Bylaws of the Trust, the President, the Treasurer, the Secretary, such other officers, if any, as the Trustees may, in their discretion, from time to time elect, shall each be elected by the Trustees to serve until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each officer shall hold office at the pleasure of the Board.

Additional Information about the Experiences, Qualifications, Attributes and Skills of Each Trustee

The following disclosure is intended to provide additional information about the particular experiences, qualifications, attributes and skills of each Trustee of the Trust. The Trustees believe that each Trustee is qualified to serve on the board of Trustees in view of (i) the particular experiences, qualifications, attributes and skills of that Trustee, as summarized below and in the table above, and (ii) the actual service and commitment of each Trustee during his or her tenure with the Trust, including the demonstrated ability of each Trustee to exercise effective business judgment in the performance of his or her duties.

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Interested Trustees

▪	Garrett Thornburg is the Chair of the Board. Mr. Thornburg founded Thornburg in 1982, Thornburg Securities Corporation in 1984, and Thornburg Investment Trust in 1984. Before forming Thornburg, Mr. Thornburg was a limited partner of Bear Stearns & Co. and a founding member of that firm’s public finance department. He also was chief financial officer of New York State’s Urban Development Corporation, and served as financial advisor to the State of New Mexico’s Board of Finance. He is a member of the Board of Governors of the Investment Company Institute and serves on the Board of Directors of the New Mexico School for the Arts – Art Institute. He is also the President of the Thornburg Foundation, and former recipient of the Philanthropist of the Year award from the Journal Santa Fe. He is a former board member of the National Dance Institute of New Mexico, the Santa Fe Institute and the Santa Fe Community Foundation. Mr. Thornburg received his BA from Williams College and his MBA from Harvard University.

▪	Brian McMahon is the Vice Chair of the Board and a managing director and the chief investment strategist of Thornburg. Joining Thornburg in 1984, Mr. McMahon participated in organizing and managing Thornburg Investment Trust, served as Thornburg’s president from 1997 until 2016, as its chief executive officer from 2008 until 2016, as its chief investment officer from 2016 until 2019. As chief investment strategist, he currently serves as a key voice for the investment team and Thornburg clients. Before joining Thornburg, Mr. McMahon held various corporate finance positions at Norwest Bank. Mr. McMahon received his BA in Economics and Russian Studies from the University of Virginia and his MBA from the Amos Tuck School at Dartmouth College.

Independent Trustees

▪	Lisa Black is a retired executive and Chartered Financial Analyst with over 30 years in the investment management industry. Ms. Black brings extensive investment strategy and risk management experience having overseen fixed income assets as well as launching and managing mutual funds at TIAA-CREF and Nuveen, a wholly owned subsidiary of TIAA, one of the world's largest asset managers. Ms. Black has served on the boards of private and nonprofit organizations, including TIAA Life Company and University Liggett School, and is a current member of the board and chair of the audit & risk committee of Smith College. Ms. Black holds a bachelor’s degree in Economics from Smith College and an MBA from the University of Michigan Ross School of Business.

▪	Sally Corning is a founding partner of Santa Fe, New Mexico based private equity firm, Sun Mountain Capital. Prior to forming Sun Mountain, Ms. Corning spent 15 years working in private equity and investment banking for Credit Suisse, Morgan Stanley and Dean Witter Reynolds. In addition to sitting on the corporate boards of certain of the private portfolio companies that Sun Mountain Capital has invested in, Ms. Corning has served on the boards of several nonprofit organizations, including the Santa Fe Preparatory School, the Santa Fe Community Foundation, the Santa Fe Mountain Center, and the Westside YMCA in New York City, and is a current member of the board and the finance committee of Excellent Schools New Mexico. Ms. Corning holds a bachelor’s degree in Finance from Georgetown University and an MBA from Columbia University’s Graduate School of Business.

▪	David Gardner is a retired executive from the global asset management industry, most notably as an original team member of iShares ETFs. Mr. Gardner has over 25 years of experience in the global asset management industry and has worked extensively in the US, Asia and Europe. Prior to joining iShares Mr. Gardner worked for US based asset management firms in distribution management capacities. Mr. Gardner holds a BA in Economics from Eastern Illinois University and a CIMA Certification from Wharton School and Investment Management Consultants Associations.

▪	Patrick Talamantes is President of Talamantes Strategies, a management consulting firm. Mr. Talamantes is a former executive from the news and media industry, most recently having served as Chief Executive Officer, and prior to that Chief Financial Officer, of The McClatchy Company, a publicly traded local news organization in various local markets across the U.S. Mr. Talamantes has over 30 years of experience in corporate finance and banking, having served as Chief Financial Officer of Sinclair Broadcast Group, Inc., Treasurer of River City Broadcasting, LP, and Vice President of Chemical Banking Corporation. Mr. Talamantes has board experience through his service on the boards of various McClatchy investees. He has also served as a past chair of the Greater Sacramento Economic Council, a private-public partnership led by area CEOs to develop an advanced economy; and served on the board of Recruitology, an HR technology startup in the recruitment space. In addition, Mr. Talamantes serves on the board of the Breakthrough Collaborative, a non-profit that seeks to improve education equity in 24 cities across the U.S. Mr. Talamantes has also been a director of The Associated Press and the News Media Alliance. Mr. Talamantes received his A.B. in Economics from Stanford University and his MBA from The Wharton School of the University of Pennsylvania.

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▪	Owen Van Essen is the president of Dirks, Van Essen & April LLC, Santa Fe, New Mexico, which acts as a broker, appraiser and consultant to the newspaper publishing industry. Before joining the firm, he was general manager and business manager of the Worthington Daily Globe, Worthington, Minnesota. Mr. Van Essen has served with numerous community, educational, professional and charitable organizations, including most recently the St. Michaels High School Foundation and the Santa Fe Preparatory School. He received his BA in Business Administration from Dordt College, Iowa.

▪	James Weyhrauch is a real estate broker in Santa Fe, New Mexico. Until 2019, he was the vice chairman of the board of directors, and was from 1997-2000 president and from 2000-2004 chief executive officer, of Nambe LLC, a Santa Fe, New Mexico manufacturer of tabletop and giftware products; and since 2015 has served as General Partner, Investments of Genext LLC, a family investment partnership. Mr. Weyhrauch also has extensive experience with other privately held enterprises, and a background in sales and marketing. He participates in a variety of community and charitable organizations, including the Santa Fe Chamber of Commerce, the Santa Fe Preparatory School and Junior Achievement. Mr. Weyhrauch received his BA in Finance from Southern Methodist University.

Structure and Responsibilities of the Board of Trustees

The Board is currently comprised of eight Trustees, two of whom are “interested persons” of the Funds (as the term “interested” is defined in the 1940 Act) and six of whom are not interested persons of the Funds. Garrett Thornburg currently serves as the Chair of the Board, and Owen Van Essen currently serves as the Lead Independent Trustee. The Lead Independent Trustee is a spokesperson for and leader of the independent Trustees, and in that role the Lead Independent Trustee performs a variety of functions, including: presiding at all sessions of the independent Trustees and, in consultation with legal counsel, preparing the agenda for each session of independent Trustees and coordinating and directing the preparation and delivery of materials and presentations appropriate for each session; in consultation with the Trust’s chair, president, fund accounting and legal counsel, preparing the draft agenda for each general meeting of Trustees; acting as a liaison between the independent Trustees and senior management of the Adviser respecting communications on certain topics; coordinating with and directing legal counsel in the acquisition, preparation and development of information for review and consideration of continuation of contracts with the advisor and affiliates; and performing such other functions as the independent Trustees may request from time to time. The Trustees have also established three standing committees, the Audit Committee, the Governance and Nominating Committee, and the Operations Risk Oversight Committee, each of which is discussed in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees may form other committees when deemed appropriate.

The Trustees review the leadership structure of the Board and the performance of the Trustees on an annual basis. The Trustees currently believe that the leadership structure of the Board, in light of the characteristics of the Trust and each of the Funds, to enable the Trustees to oversee the Trust and its service providers. The Trustees have considered the number of Funds in the Trust, and the similarities and differences among the investment objectives and strategies of those Funds, and have determined that the Board contains a sufficient number of Trustees, and a sufficient percentage of independent Trustees, to discharge the Trustees’ oversight function. The Trustees believe that Mr. Thornburg’s ongoing association with the Adviser and the fact that that association allows Mr. Thornburg to interact routinely with members of the Adviser’s staff, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enable Mr. Thornburg to serve as an effective Chair of the Board. The Trustees believe that Mr. Van Essen’s business and other professional experience, and his familiarity with the Trust’s business and affairs and with events impacting the investment management industry more broadly, enable Mr. Van Essen to serve as an effective Lead Independent Trustee. The Trustees also believe that the scope of each committee’s activities and the composition of each committee is currently appropriate, and that the committee structure allows the Trustees to allocate responsibility for various topics among the board and its committees in a manner which facilitates the oversight of the Trust and its service providers.

The Trustees are responsible for the general supervision of the Funds, including the supervision of Thornburg, which provides day-to-day management of the Funds under the terms of the Investment Advisory Agreement. As part of their annual review of the leadership structure of the Board, described above, the Trustees consider whether the structure of the Board and its committees continues to permit the Trustees to effectively exercise their oversight function. In that regard, the Trustees typically consider, among other factors: the number of Trustees and each Trustee’s qualifications, experience and skills; the frequency with which the Trustees and their committees confer with representatives of Thornburg and the Trust’s other service providers; the number of Funds and the ability of the Trustees to devote sufficient time and attention to matters specific to each Fund; the role of the Funds’ chief compliance officer and the opportunity for the Trustees to interact with the chief compliance officer; and the composition of each committee of the Trustees and the scope of the responsibilities delegated to those committees.

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The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks. On a day-to-day basis, risk management is the responsibility of Thornburg and the Funds’ other service providers. Risk oversight also comprises part of the Trustees’ general oversight function. The Trustees and their committees seek to monitor risks to the Funds by meeting no less frequently than quarterly (and in practice, more often) with senior officers of the Trust, members of the Funds’ portfolio management teams, the Funds’ chief compliance officer and the Funds’ legal counsel, and by receiving periodic reports from the Funds’ independent registered public accounting firm and other service providers to the Funds. The Trust’s Operations Risk Oversight Committee assists the Trustees in reviewing and evaluating the identification, analysis and management of operations risk by Thornburg and other significant service providers to the Trust. The duties of the Operations Risk Oversight Committee are described in more detail below under the section entitled “Structure and Responsibilities of the Committees of the Trustees.” The Trustees have also adopted various written policies and procedures designed to address particular risks to the Funds, including the detection and prevention of violations of federal securities laws. At least annually, the Trustees receive a report from the Funds’ chief compliance officer respecting the effectiveness of those policies and procedures. Notwithstanding the foregoing, the Trustees acknowledge that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate the occurrence or effects of certain risks on the Funds. Furthermore, some risks may simply be beyond the control of the Funds or their service providers. The Trustees may, at any time and in their sole discretion, change the manner in which they supervise risk.

Structure and Responsibilities of the Committees of the Trustees

The Trustees have an Audit Committee, which is comprised of four Trustees who are not interested persons, Patrick J. Talamantes (chair), Lisa Black, Sally Corning, and James W. Weyhrauch. The Audit Committee discharges its duties in accordance with an Audit Committee Charter, which provides that the committee will, among other functions: (i) evaluate the independence, performance and qualifications of the Trust’s independent accountants; (ii) receive and review reports from the independent accountants respecting the planning, scope and staffing of audits of the Funds’ financial statements, the accountants’ independence, the accountants’ internal quality control procedures, all accounting policies and procedures identified by the accountants as critical to the preparation of the Funds’ annual financial statements, all non-audit services provided by the auditors for the Funds, and any material issues in any peer review, governmental investigation, or otherwise respecting any audit conducted by the accountants; (iii) receive and review results of audits of the Funds’ financial statements with the independent accountants, including any deficiencies, uncorrected misstatements, or similar matters identified by the accountants during such an audit, any material alternative accounting treatments that the accountants discussed with the Funds’ management during the audit, and any disagreements between the accountants and management respecting financial reporting matters; (iv) perform the applicable duties imposed on a fund’s governing board by the 1940 Act, and by regulations and guidance thereunder, with respect to oversight of portfolio pricing and valuation; (v) receive and review the Funds’ annual audited financial statements and semi-annual unaudited financial statements; (vi) receive and review communications from management, and at least annually from the independent accountants, respecting matters arising in connection with periodic certifications under Form N-CSR; (vii) receive and review complaints from any source regarding accounting, internal accounting controls, financial reporting or disclosure, and audit matters relating to the Trust; (viii) require the Trust’s legal counsel to report to the committee any matter which may have a significant effect on a Fund’s financial statements; (ix) receive and review any report made to the committee in accordance with any compliance policy or procedure subject to the oversight of the committee, and receive and review reports from the chief compliance officer on matters relating to the committee’s responsibilities; (x) receive and review reports from management’s fund administration department to evaluate the functioning of that department; (xi) to the extent the Audit Committee determines that it may be necessary or appropriate to the functions of the committee, receive and review reports from representatives of other significant service providers to the Trust to evaluate the services delivered by those providers; and (xii) such other matters assigned by the Trustees to the committee. The Audit Committee is also responsible for the selection of the independent accountants that audit the Funds’ annual financial statements. Because the Trust is newly formed, as of the date of this SAI, the committee has not met.

The Trustees have a Governance and Nominating Committee, which is comprised of four Trustees, David Gardner (chair), Brian J. McMahon, Sally Corning, and Owen D. Van Essen. Mr. Gardner, Ms. Corning and Mr. Van Essen are not interested persons. Mr. McMahon is an interested person because he is a director and an officer of the Adviser, but is prohibited from participating in the selection or nomination of individuals to serve as independent Trustees of the Trust. [The Governance and Nominating Committee discharges its duties in accordance with a Governance and Nominating Committee Charter, which provides that the committee will: (i) conduct evaluations of the performance of the Trustees and their committees in accordance with the Trust’s Corporate Governance Procedures and Guidelines (the “Governance Procedures”); (ii) select and nominate individuals for election as Trustees of the Trust who are not “interested persons” of the Trust as that term is defined in the 1940 Act; and (iii) perform the additional functions specified in the Governance Procedures and such other functions assigned by the Trustees to the committee from time to time. The committee is authorized to consider for nomination as candidates to serve as Trustees individuals recommended by shareholders in accordance with the Trust’s Procedure for Shareholder Communications to Trustees. In accordance with that Procedure for Shareholder Communications to Trustees, shareholders may recommend candidates to serve as Trustees by sending their recommendations to any one or more of the Trustees by United States. Mail or courier delivery at the address of the Adviser.] Because the Trust is newly formed, as of the date of this SAI, the committee has not met.

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The Trustees have an Operations Risk Oversight Committee, which is comprised of five Trustees, James W. Weyhrauch (chair), Lisa Black, David L. Gardner, Brian J. McMahon, and Owen D. Van Essen. Mr. Weyhrauch, Ms. Black, Mr. Gardner, and Mr. Van Essen are not interested persons. As noted above, Mr. McMahon is an interested person because he is a director and an officer of the Funds’ investment advisor. [The Operations Risk Oversight Committee discharges its duties in accordance with an Operations Risk Oversight Committee Charter, which provides that the committee will: (i) receive and review, preliminary to its presentation to the Trustees, the annual report of the Trust’s chief compliance officer respecting the Trust’s compliance policies and procedures; (ii) receive and review reports from Thornburg respecting trade execution and the use of client commissions; (iii) receive and review reports from Thornburg respecting its administration of the investment advisor’s policy on voting proxies; (iv) receive and review reports from Thornburg respecting the Funds’ account service arrangements; (v) receive each report submitted by Thornburg or counsel which is required to be submitted to the committee by a policy or procedure of the Trust or Thornburg; (vi) receive and review reports submitted by the chief compliance officer or counsel with respect to any compliance policy or procedure subject to the oversight of the committee that relates to (A) any revision to such a policy or procedure identified by the chief compliance officer or counsel as potentially material, (B) any violation of such a policy or procedure identified as potentially material, and (C) any error or exception in the administration of such a policy or procedure identified as potentially material; (vii) receive and review reports submitted by Thornburg respecting the Trust’s transfer agent, firms providing shareholder services, custodians, records storage providers, business continuity and disaster recovery contractors, and other significant service providers to evaluate the services delivered by those providers; (viii) receive and review reports submitted by Thornburg respecting computer systems and software, electronic communications systems and other technological systems and developments pertaining to the operations of the Trust; (ix) receive and review any changes to contracts with the providers referenced in the preceding two items which are submitted to the committee for review, to the extent such changes would materially affect the scope of the services that those providers deliver to the Trust; (x) confer with Thornburg respecting liability insurance and fidelity bond coverage for the Trust and the Trustees, at the time of proposed renewals of those policies, and make recommendations respecting coverage to the Trustees; (xi) receive and review reports submitted by Thornburg relating to Thornburg’s committee and staff assigned to risk identification, analysis and management; (xii) receive and review reports submitted by Thornburg relating liquidity, cybersecurity, derivatives transactions, and anti-money laundering compliance; and (xiii) such other matters assigned by the Trustees to the committee.] Because the Trust is newly formed, as of the date of this SAI, the committee has not met.

Compensation of Trustees

The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. [Each Trustee who is not an interested person of the Trust is compensated as follows:

[ ]]

Certain Ownership Interests of Trustees

The following tables provide information, as of [ ], regarding the dollar range of beneficial ownership by each Trustee in the Funds. The dollar range shown in the third column reflects the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

[ ]

Personal Securities Transactions of Personnel

[The Trust, the Adviser, and the Distributor, each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. Specified personnel of the Trust, the Adviser, and the Distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Funds. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.]

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INVESTMENT ADVISER

[Thornburg serves as each Fund’s Adviser under an Investment Advisory Agreement (the “Agreement”). The Adviser’s principal office is located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of [ ], Thornburg’s assets under management were approximately $[ ].

Under the general oversight of the Board, Thornburg has been engaged to carry out the investment and reinvestment of the assets of the Funds, furnish continuously an investment program with respect to the Funds, determine which investments should be purchased, sold or exchanged and implement such determinations by causing the Funds to make investments. Thornburg compensates all Trustees and officers of the Funds who are members of Thornburg’s organization and who render investment services to the Funds. Pursuant to the Agreement, the Adviser is paid a management fee for advisory services and for shareholder servicing, administrative and other services. Each Fund pays for these services under a bundled fee structure (the “Unified Management Fee”).

Pursuant to the Management Agreement, the Adviser is paid a Unified Management Fee at the annual rate shown in the table below of each Fund’s average daily net assets.

ETF	Contractual Annual Management Fee Rate (as a % of the Fund’s average daily net assets)
Thornburg Core Plus Bond ETF	[ ]
Thornburg Flexible Bond ETF	[ ]
Thornburg International Core Equity ETF	[ ]
Thornburg International Growth ETF	[ ]

The Funds (and not the Adviser) will be responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Agreement. Thornburg may voluntarily reimburse any fees and expenses of the Funds but is under no obligation to do so. Any voluntary reimbursements may be terminated at any time. In addition to bearing the Unified Management Fee, each Fund (and not the Adviser) bears, among others, the following expenses: [the Fund’s ordinary and recurring investment expenses, including all fees and expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions (such as brokerage commissions, clearing and settlement costs and other transaction expenses), interest charges, custody or other expenses attributable to negative interest rates on investments or cash, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend and securities lending expenses, acquired fund fees and expenses, taxes and governmental fees, litigation and indemnification (including any advancement) expenses, judgments and expenses not incurred in the ordinary course of the Fund’s business, organizational and offering expenses of the Trust and the Fund, and any expenses which are capitalized in accordance with generally accepted accounting principals].

A discussion regarding the considerations of the Board in approving the Agreement will be included in a Fund’s first Form N-CSR filing.

The Agreement will have an initial term of two years from its effective date and will continue in effect with respect to each Fund (unless terminated sooner) if its continuance is specifically approved at least annually by the affirmative vote of: (i) a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the Board or the holders of a majority of the outstanding voting securities of each Fund. The Agreement may nevertheless be terminated at any time with respect to each Fund without penalty, on 60 days’ written notice, by the Board, by vote of holders of a majority of the outstanding voting securities of the Fund, or by the Adviser. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the terms of the Agreement, neither the Adviser nor its affiliates shall be liable for losses or damages incurred by a Fund, unless such losses or damages are attributable to willful misfeasance, bad faith or gross negligence on the part of either the Adviser or its affiliates or from reckless disregard by it of its obligations and duties under the contract (“disabling conduct”). In addition, each Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Garrett Thornburg, Chair and Trustee of the Trust, is also a director and controlling shareholder of Thornburg, and Brian McMahon, Vice Chair and Trustee of the Trust, is also a director of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described above under the caption “Management.”]

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Proxy Voting Policies

[Thornburg is authorized by the Trust to vote proxies respecting voting securities held by the Funds. In those cases, Thornburg votes proxies in accordance with written Proxy Voting Policies and Procedures (the “Policy”) adopted by Thornburg. The Policy states that the objective of voting a security is to enhance the value of the security, or to reduce potential for a decline in the security’s value. The Policy prescribes procedures for assembling voting information and applying the informed expertise and judgment of Thornburg on a timely basis in pursuit of this voting objective.

The Policy also prescribes a procedure for voting proxies when a vote presents a conflict between the interests of the Fund and Thornburg. If the vote relates to the election of a director in an uncontested election or ratification or selection of independent accountants, the Adviser will vote the proxy in accordance with the recommendation of any proxy voting service engaged by Thornburg. If no such recommendation is available, or if the vote involves other matters, Thornburg will refer the vote to the Trust’s operations risk oversight committee for direction on the vote or consent to vote on Thornburg’s recommendation.

The Policy authorizes Thornburg to utilize various sources of information in considering votes, including the engagement of service providers who provide analysis and information on the subjects of votes and who may recommend voting positions. Thornburg has engaged Institutional Shareholder Services (“ISS”) to provide these services to Thornburg in connection with voting proxies for each of the Funds. Thornburg also may decline to vote in various situations, including cases where an issue is not relevant to the Policy’s voting objective or where it is not possible to ascertain what effect a vote may have on the value of an investment. Thornburg may not be able to vote proxies in cases where proxy voting materials are not delivered to Thornburg in sufficient time for evaluation and voting.]

Information regarding how proxies were voted will be available on or before August 31 of each year for the twelve months ending the preceding June 30. This information will be available (i) without charge, upon request by calling the Adviser toll-free at [1-800-847-0200], (ii) on the Thornburg website at www.thornburg.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Consultant to the Adviser

GS ETF Accelerator (“GS ETF”), a business division of Goldman Sachs & Co. LLC (“GS&Co.”), which in turn, is a subsidiary of Goldman Sachs Group, Inc. (“Goldman Sachs”), located at 200 West Street, New York, New York 10282, provides ETF-launch and on-going consulting services to Thornburg to assist the Adviser with matters related to the formation, launch and on-going operations of the Funds. The Adviser pays GS&Co. a fee for these services pursuant to an agreement between GS&Co. and the Adviser. GS&Co.’s fee is paid by the Adviser out of the Adviser’s own resources and is not paid by, nor an additional expense of, the Funds. Neither Goldman Sachs, GS&Co., nor GS ETF is affiliated with the Funds or the Adviser or any other Fund service provider.

Pursuant to a separate brokerage arrangement, GS&Co. provides brokerage and trading services, as well as other ETF-related services incidental to those brokerage and trading services, to the Adviser and the Funds. GS&Co. is not obligated to provide ETF-related services incidental to its brokerage and trading services, and neither the Adviser nor the Funds pay GS&Co. for such services (other than potentially in the form of soft dollars in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended). The relationships between and among the Adviser, GS&Co and the Funds may give rise to certain conflicts of interest. For example, the Adviser may have an incentive to select a particular broker/dealer in order to obtain brokerage or research services and/or generate CSA credits to pay for such services, rather than to obtain the lowest price for execution. This may be particularly true with respect to GS&Co in light of the services GS&Co provides to the Adviser and the Funds.

For further information about brokerage practices, see the “Portfolio Transactions” section below.

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PORTFOLIO MANAGERS

Portfolio Manager Compensation

The compensation of each portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. [Each manager named in the Prospectus also owns equity shares in Thornburg as of the date of this SAI.] Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the Trust; multiple year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the Trust, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager’s compensation with respect to the Trust and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of Thornburg, such benefits accrue from the overall financial performance of Thornburg.

Conflicts of Interest

Most investment advisors and their portfolio managers manage investments for multiple clients, including investment companies, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager’s management of a Fund’s investments and the manager’s management of other accounts. These conflicts could include:

▪	Allocating a favorable investment opportunity to one account but not another.
▪	Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.
▪	Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.
▪	Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

[Thornburg has informed the Trust that it has considered the likelihood that any material conflicts of interest could arise between a manager’s management of the Funds’ investments and the manager’s management of other accounts. Thornburg has also informed the Trust that it has implemented policies and procedures intended to identify and, where appropriate, mitigate any such conflict.]

Accounts Managed By Portfolio Managers

Set out below for each portfolio manager named in the Prospectus is information respecting the accounts managed by the manager. Except as otherwise noted below, the information presented is current as of [ ]. The information includes the Fund or Funds as to which each individual is a portfolio manager. Except as noted below, as of [ ], the advisory fee for each of the accounts was not based on the investment performance of the account.

[ ]

Portfolio Managers’ Ownership of Shares in the Funds

Displayed below for each of the portfolio managers named in the Prospectus is the dollar range of the individual’s beneficial ownership of shares in the Fund or Funds as to which the individual is a manager. Except as otherwise noted below, the information presented is current as of [ ]. In each case, the dollar range listed may include shares owned by the portfolio manager through the manager’s self-directed account in Thornburg’s retirement plan. In addition to the holdings noted below, each of the portfolio managers is a participant in Thornburg’s profit sharing plan [, which may invest in shares of the Funds.]

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UNDERWRITING AND DISTRIBUTION SERVICES

[[ ], a [ ], is each Fund’s principal underwriter. The Distributor is located at [ ]. [No officers or directors of the Distributor are affiliated with the Trust. Under a Distribution Agreement (the “Distribution Agreement”), Distributor sells shares of each Fund as agent for the Trust. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Units, as described in each Fund’s prospectus. Shares in less than Creation Units are not distributed by the Distributor.

The Distribution Agreement was initially approved by the Board, including a majority of the Independent Trustees, on [ ], and, after an initial two-year term, will continue in effect from year to year so long as its continuance is approved at least annually by the Board, including a majority of the Independent Trustees.]

Underwriting Commissions

Distributor began serving as each Fund’s principal underwriter and distributor at such Fund’s inception. [The Distributor has not received any underwriting commissions as of [ ]].

12b-1 Distribution Plan

[The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Funds. Pursuant to the 12b-1 Plan, the Trust, on behalf of the Funds, may pay the Distributor a distribution fee and shareholder servicing fee in connection with the promotion and distribution of Fund shares and the provision of services to shareholders. Such services include advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. No distribution or service fees are currently paid by any Fund, however, and there are no current plans to impose these fees. Future payments may be made under the 12b-1 Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds.

Distributor may pay all or a portion of the fees to any broker-dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement subject to the requirements of the 12b-1 Plan. To the extent not so paid by the Distributor, it may retain such amounts.

The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a majority vote of Fund shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by a vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan was initially approved by the Board and by the Independent Trustees on [ ], and shall continue with respect to the Fund from year to year, provided that such continuance is approved at least annually by the Board and by the Independent Trustees.]

Compensation to Financial Professionals and Intermediaries

[The Adviser or its affiliates may make payments out of their revenues in connection with the sale and distribution of shares of a Fund or for services to each Fund and its shareholders. These payments are discussed in further detail in the Prospectus under the title “Compensation to Financial Professionals and Intermediaries”. As the Funds have not commenced operations at this time, there are no firms to be identified below at this time.]

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PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of each Fund by Thornburg pursuant to its authority under each Fund’s Investment Advisory Agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment advisor.

Thornburg, in effecting purchases and sales of fixed income securities for the account of each of the Funds, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction. Portfolio securities may purchased, among other ways, directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

Similarly, Thornburg places orders for transactions in equity securities in such a manner as, in the opinion of Thornburg, will offer the best available price and most favorable execution of these transactions. In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer’s execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

In addition, Thornburg may execute a Fund’s portfolio transactions with broker-dealers who provide research and brokerage services to Thornburg. Such services may include, but are not limited to, provision of market information relating to the security, economy, industries or specific companies; order execution systems; technical and quantitative information about the markets; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services include information and analysis provided electronically through online facilities. The receipt of research from broker-dealers who execute transactions on behalf of the Funds may be useful to Thornburg in rendering investment management services to the Funds and/or to its other clients.

The receipt of such research may not reduce Thornburg’s normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

As permitted by Section 28(e) of the Exchange Act, the Adviser may cause a Fund to pay a broker or dealer, including those acting in the capacity of a futures commission merchant, that provides “brokerage and research services” (as defined in the Exchange Act) to the Fund an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission that another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the Fund and to other client accounts over which the Adviser exercises investment discretion.

Thornburg may use research services provided by and place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with the Distributor if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund’s expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, Thornburg will attempt to allocate investment opportunities equitably among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered, include, among others, the respective investment objectives of the Fund and the other clients, the amount of uninvested cash held by the Fund and other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. This allocation methodology could have a detrimental effect on the price or amount of the securities available to a Fund from time to time.

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The Funds are new and, therefore, have not paid brokerage commissions for each of the last three fiscal years. The Funds have not purchased securities issued by any “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act).

Portfolio Turnover Rates

The rate of portfolio turnover in each Fund will not be a limiting factor when Thornburg deems changes in a Fund’s portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of portfolio turnover will typically increase brokerage and other transaction costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities and investments in derivative instruments are typically not considered when computing the turnover rate.

OTHER SERVICES

Custodian

The custodian for the Fund is [ ] (the “Custodian”), located at [ ]. The Custodian is responsible for safeguarding each Fund’s assets held in the United States and for serving as each Fund’s foreign custody manager.

Administrator

[ ], located at [ ], provides administrative accounting and support services to the Funds. Fees payable to [ ] for such services are paid by [ ].

Transfer Agent

[ ], located at [ ], provides transfer agency and dividend payment services necessary to the Funds.

Independent Registered Public Accounting Firm

[ ], located at [ ], serves as each Fund’s independent registered public accounting firm, providing professional services including audits of each Fund’s annual financial statements, assistance and consultation in connection with SEC filings, and review and signing of the annual income tax returns filed on behalf of the Fund.

Legal Counsel

Ropes & Gray LLP serves as counsel to the Funds, and is located at 1211 Avenue of the Americas, New York, New York 10036.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Trust issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on each Fund’s NAV next determined after receipt, on any business day, which is any day the Exchange is open for business (each, a “Business Day”), of an order received by the Distributor or its agent in proper form. On days when the Exchange closes earlier than normal, a Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of a Fund that constitute a Creation Unit for such Fund as of the date of this SAI:

Fund	Shares per Creation Unit
Thornburg Core Plus Bond ETF	[ ]
Thornburg Flexible Bond ETF	[ ]
Thornburg International Core Equity ETF	[ ]
Thornburg International Growth ETF	[ ]

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In its discretion, the Trust reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral in respect of the Authorized Participant’s obligations. The Trust may use such collateral at any time to purchase Deposit Securities if the Authorized Participant fails to honor its obligations to a Fund. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of Commission rules and regulations applicable to management investment companies offering redeemable securities.

Fund Deposit

The consideration for purchases of Creation Units of a Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute a “Fund Deposit” or “basket” as that term is used in Rule 6c-11 under the 1940 Act. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant.

The identity and number or par value of the Deposit Securities may change in respect of each purchase of a Creation Unit.

The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.

The Trust may, in its sole discretion, substitute an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security.

Cash Purchase Method

In certain circumstances when partial or full cash purchases of Creation Units are available or specified, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant typically pays the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant may also be required to pay certain transaction fees and charges for cash purchases, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Procedures for Creation of Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC or (ii) a DTC Participant (as defined below), and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the Commission that has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Funds, however created, will be entered on the records of the Depository Trust Company (“DTC”) in the name of its nominee for the account of a DTC Participant.

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Role of the Authorized Participant

Creation Units may be purchased only by or through an Authorized Participant. Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. At any given time, there may be only a limited number of Authorized Participants that have entered into an Authorized Participant Agreement. A list of current Authorized Participants may be obtained from the Distributor. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.

Placement of Creation Orders

Fund Deposits must be delivered through the Federal Reserve System (for cash and U.S. government securities), through DTC (for corporate and municipal securities) or through a central depository account, such as with Euroclear or DTC, maintained by the Custodian (as defined below) or a sub-custodian (a “Central Depository Account”). Any portion of a Fund Deposit that may not be delivered through the Federal Reserve System or DTC must be delivered through a Central Depository Account. The Fund Deposit transfers made through DTC must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through the Federal Reserve System must be deposited by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number or amount of Deposit Securities or cash through the Federal Reserve System to the account of the Funds generally before 3:00 p.m. Eastern time on the Settlement Date. Fund Deposit transfers made through a Central Depository Account must be completed pursuant to the requirements established by the custodian or sub-custodian for such Central Depository Account generally before 2:00 p.m. Eastern time on the Settlement Date. The “Settlement Date” for all funds is generally the first, second or third Business Day, as applicable, after the date on which an order to create Creation Units (or an order to redeem Creation Units) is placed. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian generally before 3:00 p.m. Eastern time on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m. Eastern time on the Settlement Date, the creation order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Funds. The delivery of Creation Units so created generally will occur no later than the first, second or third Business Day, as applicable, following the day on which the purchase order is deemed received by the Distributor, provided that the relevant Fund Deposit has been received by the Funds prior to such time. Effective as of May 28, 2024, the typical Settlement Date for each Fund became T+1, unless the Fund and Authorized Participant agree to a different Settlement Date.

Purchase Orders

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of a Fund, in proper form, generally before 4:00 p.m. Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify the Adviser and the Custodian of such order. The Custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the applicable Authorized Participant Agreement and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cut-Off Time (as defined below) on such Business Day.

The Authorized Participant must make available no later than 3:00 p.m., Eastern Time, on the Settlement Date, by means satisfactory to the Funds, immediately-available or same-day funds estimated by the Funds to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees.

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The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable order to purchase shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by a Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday may not be accepted. Each Fund’s deadline specified above for the submission of purchase orders is referred to as that Fund’s “Cut-Off Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s or its agent’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if received in good order as determined by the Trust in its sole discretion, will be processed based on the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Orders for Creation Units

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Funds are in place for payment of the Cash Component and any other cash amounts which may be due, the Funds will accept the order, subject to each Fund’s right (and the right of the Distributor and the Adviser) to reject any order until acceptance, as set forth below.

Once a Fund has received in good order an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Each Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent for any reasons, including, without limitation, if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor or its agent and the Adviser make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, any sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the applicable Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the custodian has confirmed (or, as applicable, sub-custodian has confirmed to the custodian) that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant custodian or sub-custodian(s), the Distributor or its agent and the Adviser shall be notified of such delivery and the applicable Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+1 basis” (i.e., one Business Day after trade date). Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+1, including a shorter settlement period.

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To the extent contemplated by an Authorized Participant Agreement with the Distributor, each Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral. The Fund may use such collateral at any time to buy Deposit Securities for the Funds. Such collateral must be delivered no later than the time specified by a Fund or its custodian on the contractual settlement date. Information concerning the Funds’ current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Funds of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Funds reserve the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by each Fund and the Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is generally the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. The standard creation transaction fee may be reduced by a Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee.

If a purchase consists solely or partially of cash, the Authorized Participant may also be required to cover [(up to the maximum amount shown below)] certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). [To the extent these transaction charges exceed the maximum additional charge applicable to the creating Authorized Participant,] the Fund would bear such costs and the Fund’s shareholders may experience dilution. Authorized Participants will also bear the costs of transferring the Deposit Securities to the Funds. Certain fees/costs associated with creation transactions may be waived or reimbursed in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.

[Each Fund’s standard creation transaction fee is $[ ] and its maximum additional charge, as a percentage of the NAV per Creation Unit, is [ ]%.]

Redemption of Creation Units

Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Funds generally will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by or through an Authorized Participant. Beneficial owners also may sell shares in the secondary market.

Each Fund may publish a designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (the “Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) (each subject to possible amendment or correction) as applicable, in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of the Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Redemption Baskets may differ and the Fund may accept “custom baskets.”

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).

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The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace one or more Fund Securities in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations, including when it is determined to be in a Fund’s best interest. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. [Each Fund generally redeems Creation Units for Fund Securities, but each Fund reserves the right to utilize a cash option for redemption of Creation Units.] Each Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket.

Cash Redemption Method

In limited circumstances when partial or full cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant may also be required to pay certain transaction fees and charges for cash redemptions, as described below, and may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs as described in this SAI.

Costs Associated with Redemption Transactions

A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is generally the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The standard redemption transaction fee may be reduced by a Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee. If a redemption consists solely or partially of cash, the Authorized Participant may also be required to cover (up to the maximum amount shown below) certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.

Each Fund’s standard redemption transaction fee is $[ ] and its maximum additional charge, as a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee, is 2% (for the avoidance of doubt, the sum of the standard redemption transaction fee and the maximum additional charge will not exceed 2% of the value of the shares redeemed for each Fund).

Placement of Redemption Orders

Redemption requests for Creation Units of the Funds must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund generally before 4:00 p.m. Eastern time on any Business Day in order to receive that day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. A list of current Authorized Participants may be obtained from the Distributor.

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The Authorized Participant must transmit the request for redemption in the form required by the Funds to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Funds’ Transfer Agent (as defined below); such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Funds’ Transfer Agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the applicable Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.

Upon receiving a redemption request, the Distributor or its agent shall notify the applicable Fund and the Fund’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner (as defined below) thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

Deliveries of redemption proceeds by a Fund are generally made within one Business Day (i.e., “T+1”). Each Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in the U.S. bond market that is not a holiday observed in the U.S. equity market.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Fund, at or prior to the time specified by a Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral. Such collateral must be delivered no later than the time specified by a Fund or its Custodian on the Business Day after the date of submission of such redemption request and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Funds to acquire shares of the Funds at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Funds of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.

Because the portfolio securities of a Fund may trade on exchange(s) on days that the Exchange is closed, are Securities Industry and Financial Markets Association holidays or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or purchase or sell shares of such Fund on the Exchange on days when the NAV of such a Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the Commission.

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Custom Baskets

Creation and Redemption baskets may differ and each Fund will accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of a Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. Each Fund has adopted policies and procedures that govern the construction and acceptance of baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of a Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of a Fund may be taken into account. The Adviser has established a governance process to oversee basket compliance for the Funds, as set forth in each Fund’s policies and procedures.

Taxation on Creations and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the U.S. Internal Revenue Service (“IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Authorized Participants who are dealers in securities are subject to different tax treatment on the exchange for or redemption of Creation Units.

NET ASSET VALUE

The net asset value per share is generally determined at the close of regular trading on the NYSE, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of NAV may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the SEC, as allowed by the 1940 Act. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading.

The NAV is determined by adding the market or fair value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

CONTINUOUS OFFERING

Each Fund offers and issues shares at its NAV only in Creation Units. The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur.

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with a Fund’s transfer agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

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Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

PRINCIPAL HOLDERS OF SECURITIES

Control Persons and Principal Holders

A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares. A control person is any person who beneficially owns, either directly or through controlled companies, 25% or more of a Fund’s outstanding shares. A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders.

As of the date of this SAI, [ ] is the sole shareholder of each Fund.

Management Ownership

[As of the date of this SAI, the officers and Trustees as a group beneficially owned less than 1% of the shares of each Fund.]

TAXATION

Federal Tax Information for the Fund

This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is each Fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a Fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

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Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, each Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. Each Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Dividends and interest received from a Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, but not both, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, a Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then, subject to certain limitations, either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If a Fund makes this election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Each Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when its acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Each Fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

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Under Section 988 of the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

Each Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

Capital losses in excess of capital gains (net capital losses) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, each Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. Capital loss carryforwards will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.

Federal Income Tax Information for Shareholders

The discussion of federal income taxation presented below supplements the discussion in each Fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the Funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a Fund.

Any dividends declared by a Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by a Fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Distributions from net capital gain (if any) that are reported as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of a Fund. However, if you receive a capital gains dividend with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Internal Revenue Code.

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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

At the beginning of every year, each Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Fund paid during the previous calendar year. REITs in which a Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues the tax reporting statement. As a result, the Funds may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement in completing your tax returns.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of its tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

For corporate investors in a Fund, dividend distributions the Fund reports as dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation.

Distributions by a Fund also may be subject to state, local and foreign taxes, which may differ from the federal income tax treatment described above.

A sale of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of any securities received plus (or minus) the amount of any cash received (or paid) for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the exchange of securities for Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.

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Each Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to section 351 of the Internal Revenue Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (vii) circumstances outside the control of the Fund, the Distributor or its agent and the Adviser make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, any sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification. Each Fund has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination noted above.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or (ii) its shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so.

For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. Each Fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for a Fund to pass through to non-corporate shareholders the character of income derived from MLP investments. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.

Backup Withholding. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Disclosure for Non-U.S. Shareholders. Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Internal Revenue Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Internal Revenue Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by each Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, under special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.

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If a Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. Each Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of a Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors. Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of the Fund (as described below).

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund.

Foreign shareholders of a Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

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Each Fund generally does not expect its shares to be considered USRPIs. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Reportable Transactions. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a registered investment company such as the Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all registered investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

DIVIDENDS AND DISTRIBUTIONS

Dividends of each Fund, if any, are generally declared and paid [at least monthly for Thornburg Core Plus Bond ETF and Thornburg Flexible Bond ETF and at least annually for Thornburg International Core Equity ETF and Thornburg International Growth ETF]. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by a Fund.

Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

FINANCIAL STATEMENTS

The Trust hereby undertakes, as a condition to the effectiveness of the registration of its securities under the 1933 Act and pursuant to Section 14(a)(3) of the 1940 Act that it will not accept any commitments to purchase shares unless and until it has firm agreements in place with not more than 25 responsible persons to purchase securities of the Trust for an aggregate net amount equal to at least $100,000 and (i) such aggregate amount will be paid to the Trust prior to accepting any commitments to purchase shares from persons in excess of 25 and (ii) any such amounts paid to the Trust, including any sales load, will be refunded in full to a shareholder upon demand in the event net proceeds received by the Trust do not result in the Trust having a net worth of at least $100,000 within 90 days of the effectiveness of such registration.

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APPENDIX A—PROXY VOTING POLICY

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PART C – OTHER INFORMATION

Item 28. Exhibits.

(a)		Agreement and Declaration of Trust of Thornburg ETF Trust, dated September 9, 2024 (the “Trust” or “Registrant”) (filed herewith).

(b)		Bylaws of the Trust, dated September 9, 2024 (filed herewith).
(c)		Reference is made to Article V of the Trust’s Declaration of Trust.
(d)		Investment Advisory Agreement, dated [ ], between the Registrant and Thornburg Investment Management, Inc., to be filed by amendment.
(e)		Distribution Agreement, dated [ ], between the Registrant and [ ], to be filed by amendment.
(f)		Not applicable.
(g)		Custodian Agreement, dated [ ], between Registrant and [ ], to be filed by amendment.
(h)	(1)	Transfer Agency Agreement, dated [ ], between Registrant and [ ], to be filed by amendment.
	(2)	Form of Authorized Participant Agreement, to be filed by amendment.
	(3)	[Fund Accounting and Support Services Agreement, dated [ ], between Registrant and [ ], to be filed by amendment.]
(i)		Opinion and Consent of Ropes & Gray LLP, to be filed by amendment.
(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.
(k)		Not applicable.
(l)		Not applicable.
(m)		Rule 12b-1 Plan, to be filed by amendment.
(n)		Not applicable.
(o)		Reserved.
(p)		Codes of Ethics, to be filed by amendment.
(q)		Power of Attorney (filed herewith).

Item 29. Persons Controlled by or Under Common Control with the Fund.

To be provided by amendment.

Item 30. Indemnification.

To be provided by amendment.

Item 31. Business and Other Connections of Investment Adviser.

To be provided by amendment.

Item 32. Principal Underwriters.

To be provided by amendment.

Item 33. Location of Accounts and Records.

To be provided by amendment.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

The Trust hereby undertakes, as a condition to the effectiveness of the registration of its securities under the Securities Act of 1933, as amended, and pursuant to Section 14(a)(3) of the Investment Company Act of 1940, as amended, that it will not accept any commitments to purchase shares unless and until it has firm agreements in place with not more than 25 responsible persons to purchase securities of the Trust for an aggregate net amount equal to at least $100,000 and: (i) such aggregate amount will be paid to the Trust prior to accepting any commitments to purchase shares from persons in excess of 25; and (ii) any such amounts paid to the Trust, including any sales load, will be refunded in full to a shareholder upon demand in the event net proceeds received by the Trust do not result in the Trust having a net worth of at least $100,000 within 90 days of the effectiveness of such registration.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the in the City of Santa Fe and State of New Mexico as of the 27th day of September, 2024.

THORNBURG ETF TRUST

By:	/s/ Nimish S. Bhatt
Nimish S. Bhatt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities as indicated as of the 27th day of September, 2024.

Signature	Title

/s/ Nimish S. Bhatt
Nimish S. Bhatt	President and Principal Executive Officer

/s/ Curtis Holloway
Curtis Holloway	Chief Financial Officer and Treasurer

*

Garrett Thornburg	Trustee and Chair

*

Lisa Black	Trustee

*

Sally Corning	Trustee

*

David L. Gardner	Trustee

*

Brian J. McMahon	Trustee and Vice Chair

*

Patrick J. Talamantes	Trustee

*

Owen D. Van Essen	Trustee

*

James W. Weyhrauch	Trustee

* By:	/s/ Nimish S. Bhatt
Nimish S. Bhatt
Attorney-in-Fact

Date: September 27, 2024

EXHIBIT INDEX

Exhibit Number	Exhibit Description

(a)	Agreement and Declaration of Trust of the Trust, dated September 9, 2024.

(b)	Bylaws of the Trust, dated September 9, 2024.

(q)	Power of Attorney.